UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22714

Eaton Vance Series Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

July 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance Emerging Markets Debt Opportunities Fund

Class A EADOX

Annual Shareholder Report July 31, 2025

This annual shareholder report contains important information about the Eaton Vance Emerging Markets Debt Opportunities Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	1.06%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index (the Index):

↑ An out-of-index allocation to the Egyptian pound helped – as reform progress remained solid; also noted by the International Monetary Fund

↑ An out-of-index allocation to the Uzbekistani local bond aided performance – from tight monetary policy, ongoing reforms, and attractive carry

↑ A zero weight to United States local rates boosted returns – as U.S. interest rates rose for most of the period

↑ An out-of-index allocation to the Nigerian naira helped – owing to support from central bank and distortions in local foreign exchange market ending

↓ An underweight exposure to the Brazilian real detracted – as the currency rallied along with broader emerging markets currencies vs. a weaker US dollar

↓ A near zero weight to the Thai baht also detracted from performance as the currency rallied vs. a weaker US dollar

↓ An overweight to Polish local rates hurt – owing to the central bank being neutral for most of the period and not cutting rates until May 2025

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	J.P. Morgan Emerging Market Bond Index Global Diversified	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
7/15	$9,675	$10,000	$10,000
8/15	$9,408	$9,462	$9,670
9/15	$9,141	$9,181	$9,466
10/15	$9,376	$9,597	$9,798
11/15	$9,440	$9,389	$9,678
12/15	$9,332	$9,180	$9,507
1/16	$9,105	$9,212	$9,511
2/16	$9,213	$9,345	$9,649
3/16	$9,635	$10,191	$10,242
4/16	$9,884	$10,453	$10,463
5/16	$9,873	$9,885	$10,180
6/16	$10,101	$10,467	$10,611
7/16	$10,176	$10,530	$10,732
8/16	$10,382	$10,534	$10,818
9/16	$10,469	$10,747	$10,942
10/16	$10,497	$10,657	$10,862
11/16	$10,187	$9,907	$10,312
12/16	$10,317	$10,093	$10,463
1/17	$10,403	$10,320	$10,651
2/17	$10,545	$10,506	$10,838
3/17	$10,655	$10,749	$10,982
4/17	$10,788	$10,874	$11,118
5/17	$10,875	$11,088	$11,269
6/17	$10,998	$11,138	$11,296
7/17	$11,110	$11,369	$11,460
8/17	$11,305	$11,573	$11,641
9/17	$11,442	$11,534	$11,631
10/17	$11,413	$11,209	$11,488
11/17	$11,516	$11,398	$11,587
12/17	$11,614	$11,628	$11,735
1/18	$11,828	$12,149	$11,998
2/18	$11,786	$12,022	$11,846
3/18	$11,855	$12,145	$11,909
4/18	$11,825	$11,786	$11,670
5/18	$11,546	$11,199	$11,332
6/18	$11,316	$10,879	$11,124
7/18	$11,424	$11,085	$11,341
8/18	$11,077	$10,411	$10,916
9/18	$11,110	$10,681	$11,125
10/18	$11,027	$10,471	$10,940
11/18	$11,100	$10,765	$11,077
12/18	$11,098	$10,906	$11,207
1/19	$11,504	$11,501	$11,712
2/19	$11,583	$11,375	$11,709
3/19	$11,583	$11,224	$11,710
4/19	$11,623	$11,205	$11,730
5/19	$11,689	$11,238	$11,774
6/19	$12,041	$11,857	$12,263
7/19	$12,341	$11,967	$12,384
8/19	$12,220	$11,651	$12,248
9/19	$12,414	$11,763	$12,312
10/19	$12,568	$12,104	$12,525
11/19	$12,737	$11,884	$12,408
12/19	$13,077	$12,375	$12,757
1/20	$13,150	$12,216	$12,773
2/20	$12,980	$11,799	$12,524
3/20	$11,218	$10,493	$11,036
4/20	$11,539	$10,904	$11,427
5/20	$12,332	$11,469	$12,009
6/20	$12,778	$11,523	$12,225
7/20	$12,858	$11,870	$12,594
8/20	$13,117	$11,832	$12,618
9/20	$13,034	$11,593	$12,417
10/20	$13,131	$11,642	$12,450
11/20	$13,621	$12,281	$12,995
12/20	$14,008	$12,708	$13,330
1/21	$14,060	$12,572	$13,220
2/21	$14,051	$12,235	$12,956
3/21	$13,825	$11,860	$12,705
4/21	$14,066	$12,128	$12,938
5/21	$14,261	$12,430	$13,155
6/21	$14,236	$12,279	$13,126
7/21	$14,131	$12,227	$13,119
8/21	$14,362	$12,321	$13,225
9/21	$14,256	$11,898	$12,907
10/21	$14,150	$11,740	$12,808
11/21	$13,961	$11,419	$12,556
12/21	$14,181	$11,597	$12,710
1/22	$13,991	$11,596	$12,566
2/22	$13,284	$11,016	$11,894
3/22	$13,208	$10,848	$11,701
4/22	$13,098	$10,194	$11,124
5/22	$12,987	$10,374	$11,207
6/22	$12,347	$9,912	$10,697
7/22	$12,218	$9,941	$10,818
8/22	$12,589	$9,927	$10,790
9/22	$12,179	$9,443	$10,253
10/22	$12,258	$9,360	$10,159
11/22	$12,939	$10,025	$10,847
12/22	$13,269	$10,242	$11,014
1/23	$13,654	$10,681	$11,422
2/23	$13,536	$10,343	$11,132
3/23	$13,544	$10,770	$11,412
4/23	$13,571	$10,863	$11,501
5/23	$13,690	$10,691	$11,377
6/23	$14,091	$11,040	$11,657
7/23	$14,325	$11,358	$11,909
8/23	$14,182	$11,052	$11,691
9/23	$14,115	$10,680	$11,395
10/23	$14,066	$10,624	$11,292
11/23	$14,423	$11,184	$11,852
12/23	$14,744	$11,543	$12,273
1/24	$14,930	$11,367	$12,167
2/24	$15,294	$11,302	$12,183
3/24	$15,662	$11,298	$12,276
4/24	$15,671	$11,057	$12,054
5/24	$15,942	$11,235	$12,249
6/24	$15,931	$11,114	$12,230
7/24	$16,104	$11,367	$12,472
8/24	$16,279	$11,716	$12,789
9/24	$16,537	$12,113	$13,104
10/24	$16,547	$11,554	$12,717
11/24	$16,704	$11,489	$12,738
12/24	$16,883	$11,268	$12,554
1/25	$17,341	$11,499	$12,752
2/25	$17,522	$11,574	$12,894
3/25	$17,445	$11,753	$12,971
4/25	$17,302	$12,135	$13,160
5/25	$17,728	$12,306	$13,310
6/25	$18,025	$12,649	$13,622
7/25	$18,288	$12,554	$13,645

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class A	13.51%	7.29%	6.56%
Class A with 3.25% Maximum Sales Charge	9.85%	6.58%	6.22%
J.P. Morgan Emerging Market Bond Index Global DiversifiedFootnote Referencea	10.45%	1.13%	2.30%
J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 IndexFootnote Referencea	9.40%	1.62%	3.15%
Footnote	Description
Footnote[1]	Class A performance prior to 9/3/15 is linked to Class R6. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[a]	Index is used with permission. Copyright 2021, J.P. Morgan Chase & Co. All rights reserved. See Fund prospectus for full description.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$3,626,247,692
# of Portfolio Holdings (including derivatives)	793
Portfolio Turnover Rate	106%
Total Advisory Fees Paid	$17,354,614

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Sovereign Government Bonds
53.3%
Foreign Corporate Bonds
29.5%
Short-Term Investments
9.6%
Senior Floating-Rate Loans
4.7%
Sovereign Loans
2.3%
Other†
0.6%

Value	Value
OtherFootnote Reference†	0.6%
Sovereign Loans	2.3%
Senior Floating-Rate Loans	4.7%
Short-Term Investments	9.6%
Foreign Corporate Bonds	29.5%
Sovereign Government Bonds	53.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	9.3%
India	4.7%
Uzbekistan	4.4%
South Korea	4.2%
Taiwan	2.9%
Kazakhstan	2.1%
Uruguay	1.9%
Armenia	1.8%
Paraguay	1.7%
Other	12.8%
Total Long Exposure	45.8%
Euro	(2.4)%
Other	(0.1)%
Total Short Exposure	(2.5)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2025

EADOX-TSR-AR

Eaton Vance Emerging Markets Debt Opportunities Fund

Class I EIDOX

Annual Shareholder Report July 31, 2025

This annual shareholder report contains important information about the Eaton Vance Emerging Markets Debt Opportunities Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.81%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index (the Index):

↑ An out-of-index allocation to the Egyptian pound helped – as reform progress remained solid; also noted by the International Monetary Fund

↑ An out-of-index allocation to the Uzbekistani local bond aided performance – from tight monetary policy, ongoing reforms, and attractive carry

↑ A zero weight to United States local rates boosted returns – as U.S. interest rates rose for most of the period

↑ An out-of-index allocation to the Nigerian naira helped – owing to support from central bank and distortions in local foreign exchange market ending

↓ An underweight exposure to the Brazilian real detracted – as the currency rallied along with broader emerging markets currencies vs. a weaker US dollar

↓ A near zero weight to the Thai baht also detracted from performance as the currency rallied vs. a weaker US dollar

↓ An overweight to Polish local rates hurt – owing to the central bank being neutral for most of the period and not cutting rates until May 2025

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	J.P. Morgan Emerging Market Bond Index Global Diversified	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
7/15	$1,000,000	$1,000,000	$1,000,000
8/15	$972,406	$946,212	$966,956
9/15	$944,812	$918,120	$946,631
10/15	$967,991	$959,682	$979,821
11/15	$974,614	$938,930	$967,815
12/15	$963,611	$918,008	$950,684
1/16	$942,297	$921,197	$951,052
2/16	$953,515	$934,497	$964,895
3/16	$998,386	$1,019,129	$1,024,180
4/16	$1,024,187	$1,045,346	$1,046,312
5/16	$1,024,187	$988,511	$1,017,956
6/16	$1,046,623	$1,046,710	$1,061,055
7/16	$1,056,719	$1,053,009	$1,073,230
8/16	$1,078,033	$1,053,432	$1,081,777
9/16	$1,088,129	$1,074,746	$1,094,210
10/16	$1,091,270	$1,065,659	$1,086,165
11/16	$1,058,339	$990,726	$1,031,239
12/16	$1,072,008	$1,009,269	$1,046,338
1/17	$1,081,109	$1,031,996	$1,065,123
2/17	$1,097,333	$1,050,592	$1,083,766
3/17	$1,108,928	$1,074,889	$1,098,184
4/17	$1,121,793	$1,087,443	$1,111,768
5/17	$1,131,139	$1,108,762	$1,126,899
6/17	$1,145,361	$1,113,837	$1,129,649
7/17	$1,157,246	$1,136,937	$1,145,962
8/17	$1,176,513	$1,157,324	$1,164,066
9/17	$1,192,239	$1,153,394	$1,163,129
10/17	$1,189,523	$1,120,882	$1,148,800
11/17	$1,200,458	$1,139,766	$1,158,699
12/17	$1,210,965	$1,162,809	$1,173,452
1/18	$1,233,481	$1,214,890	$1,199,814
2/18	$1,229,412	$1,202,205	$1,184,560
3/18	$1,236,839	$1,214,482	$1,190,917
4/18	$1,234,016	$1,178,569	$1,167,014
5/18	$1,205,261	$1,119,912	$1,133,194
6/18	$1,180,244	$1,087,912	$1,112,439
7/18	$1,191,767	$1,108,528	$1,134,109
8/18	$1,155,860	$1,041,061	$1,091,642
9/18	$1,159,571	$1,068,056	$1,112,500
10/18	$1,151,270	$1,047,130	$1,093,950
11/18	$1,160,436	$1,076,529	$1,107,716
12/18	$1,159,169	$1,090,586	$1,120,667
1/19	$1,203,089	$1,150,103	$1,171,214
2/19	$1,211,614	$1,137,532	$1,170,898
3/19	$1,211,878	$1,122,438	$1,171,030
4/19	$1,216,293	$1,120,469	$1,172,995
5/19	$1,223,526	$1,123,781	$1,177,368
6/19	$1,260,533	$1,185,696	$1,226,287
7/19	$1,292,134	$1,196,692	$1,238,436
8/19	$1,279,793	$1,165,099	$1,224,789
9/19	$1,298,908	$1,176,300	$1,231,214
10/19	$1,316,743	$1,210,383	$1,252,527
11/19	$1,334,693	$1,188,385	$1,240,838
12/19	$1,370,542	$1,237,513	$1,275,747
1/20	$1,378,422	$1,221,589	$1,277,307
2/20	$1,360,958	$1,179,936	$1,252,402
3/20	$1,175,656	$1,049,261	$1,103,620
4/20	$1,209,448	$1,090,396	$1,142,748
5/20	$1,292,683	$1,146,857	$1,200,851
6/20	$1,339,662	$1,152,254	$1,222,489
7/20	$1,349,905	$1,187,046	$1,259,387
8/20	$1,377,301	$1,183,151	$1,261,766
9/20	$1,367,363	$1,159,297	$1,241,692
10/20	$1,379,369	$1,164,234	$1,245,039
11/20	$1,431,044	$1,228,128	$1,299,503
12/20	$1,471,897	$1,270,849	$1,333,033
1/21	$1,476,114	$1,257,224	$1,322,048
2/21	$1,475,448	$1,223,538	$1,295,575
3/21	$1,452,133	$1,185,978	$1,270,505
4/21	$1,477,664	$1,212,775	$1,293,800
5/21	$1,498,444	$1,243,034	$1,315,459
6/21	$1,497,832	$1,227,933	$1,312,634
7/21	$1,485,556	$1,222,686	$1,311,909
8/21	$1,510,079	$1,232,109	$1,322,498
9/21	$1,499,344	$1,189,831	$1,290,743
10/21	$1,490,214	$1,174,029	$1,280,757
11/21	$1,470,817	$1,141,916	$1,255,587
12/21	$1,494,236	$1,159,683	$1,271,016
1/22	$1,474,607	$1,159,623	$1,256,623
2/22	$1,398,968	$1,101,636	$1,189,429
3/22	$1,391,307	$1,084,763	$1,170,072
4/22	$1,380,060	$1,019,392	$1,112,434
5/22	$1,368,718	$1,037,365	$1,120,673
6/22	$1,301,700	$991,173	$1,069,738
7/22	$1,288,481	$994,075	$1,081,843
8/22	$1,327,831	$992,680	$1,079,015
9/22	$1,284,970	$944,334	$1,025,255
10/22	$1,293,545	$936,002	$1,015,862
11/22	$1,365,591	$1,002,521	$1,084,667
12/22	$1,400,600	$1,024,173	$1,101,445
1/23	$1,441,511	$1,068,138	$1,142,188
2/23	$1,429,350	$1,034,338	$1,113,246
3/23	$1,430,575	$1,077,004	$1,141,200
4/23	$1,433,730	$1,086,289	$1,150,148
5/23	$1,446,663	$1,069,137	$1,137,742
6/23	$1,491,159	$1,103,990	$1,165,704
7/23	$1,514,219	$1,135,756	$1,190,894
8/23	$1,499,501	$1,105,239	$1,169,093
9/23	$1,494,752	$1,068,029	$1,139,529
10/23	$1,487,942	$1,062,407	$1,129,208
11/23	$1,525,968	$1,118,385	$1,185,218
12/23	$1,560,168	$1,154,254	$1,227,338
1/24	$1,580,106	$1,136,675	$1,216,660
2/24	$1,618,992	$1,130,155	$1,218,313
3/24	$1,658,164	$1,129,835	$1,227,552
4/24	$1,659,498	$1,105,693	$1,205,357
5/24	$1,688,571	$1,123,531	$1,224,899
6/24	$1,687,792	$1,111,395	$1,223,014
7/24	$1,706,466	$1,136,675	$1,247,225
8/24	$1,725,289	$1,171,575	$1,278,861
9/24	$1,753,028	$1,211,347	$1,310,397
10/24	$1,754,405	$1,155,448	$1,271,718
11/24	$1,773,635	$1,148,892	$1,273,807
12/24	$1,790,743	$1,126,763	$1,255,357
1/25	$1,839,588	$1,149,878	$1,275,244
2/25	$1,859,196	$1,157,444	$1,289,380
3/25	$1,851,464	$1,175,334	$1,297,098
4/25	$1,839,066	$1,213,485	$1,316,023
5/25	$1,882,310	$1,230,640	$1,331,015
6/25	$1,914,213	$1,264,920	$1,362,215
7/25	$1,941,596	$1,255,431	$1,364,519

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	13.78%	7.54%	6.85%
J.P. Morgan Emerging Market Bond Index Global DiversifiedFootnote Referencea	10.45%	1.13%	2.30%
J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 IndexFootnote Referencea	9.40%	1.62%	3.15%
Footnote	Description
Footnote[1]	Class I performance prior to 9/3/15 is linked to Class R6. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[a]	Index is used with permission. Copyright 2021, J.P. Morgan Chase & Co. All rights reserved. See Fund prospectus for full description.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$3,626,247,692
# of Portfolio Holdings (including derivatives)	793
Portfolio Turnover Rate	106%
Total Advisory Fees Paid	$17,354,614

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Sovereign Loans	2.3%
Senior Floating-Rate Loans	4.7%
Short-Term Investments	9.6%
Foreign Corporate Bonds	29.5%
Sovereign Government Bonds	53.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	9.3%
India	4.7%
Uzbekistan	4.4%
South Korea	4.2%
Taiwan	2.9%
Kazakhstan	2.1%
Uruguay	1.9%
Armenia	1.8%
Paraguay	1.7%
Other	12.8%
Total Long Exposure	45.8%
Euro	(2.4)%
Other	(0.1)%
Total Short Exposure	(2.5)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2025

EIDOX-TSR-AR

Eaton Vance Emerging Markets Debt Opportunities Fund

Class R6 EELDX

Annual Shareholder Report July 31, 2025

This annual shareholder report contains important information about the Eaton Vance Emerging Markets Debt Opportunities Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$78	0.73%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index (the Index):

↑ An out-of-index allocation to the Egyptian pound helped – as reform progress remained solid; also noted by the International Monetary Fund

↑ An out-of-index allocation to the Uzbekistani local bond aided performance – from tight monetary policy, ongoing reforms, and attractive carry

↑ A zero weight to United States local rates boosted returns – as U.S. interest rates rose for most of the period

↑ An out-of-index allocation to the Nigerian naira helped – owing to support from central bank and distortions in local foreign exchange market ending

↓ An underweight exposure to the Brazilian real detracted – as the currency rallied along with broader emerging markets currencies vs. a weaker US dollar

↓ A near zero weight to the Thai baht also detracted from performance as the currency rallied vs. a weaker US dollar

↓ An overweight to Polish local rates hurt – owing to the central bank being neutral for most of the period and not cutting rates until May 2025

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	J.P. Morgan Emerging Market Bond Index Global Diversified	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
7/15	$5,000,000	$5,000,000	$5,000,000
8/15	$4,862,031	$4,731,059	$4,834,779
9/15	$4,724,062	$4,590,600	$4,733,155
10/15	$4,839,956	$4,798,411	$4,899,106
11/15	$4,873,068	$4,694,652	$4,839,073
12/15	$4,819,499	$4,590,039	$4,753,420
1/16	$4,701,676	$4,605,987	$4,755,259
2/16	$4,757,782	$4,672,484	$4,824,476
3/16	$4,982,206	$5,095,645	$5,120,898
4/16	$5,111,250	$5,226,729	$5,231,558
5/16	$5,105,639	$4,942,553	$5,089,781
6/16	$5,223,462	$5,233,549	$5,305,275
7/16	$5,268,346	$5,265,047	$5,366,148
8/16	$5,374,948	$5,267,161	$5,408,884
9/16	$5,425,443	$5,373,730	$5,471,050
10/16	$5,441,265	$5,328,294	$5,430,826
11/16	$5,282,346	$4,953,629	$5,156,193
12/16	$5,345,152	$5,046,346	$5,231,689
1/17	$5,390,855	$5,159,981	$5,325,617
2/17	$5,472,196	$5,252,960	$5,418,830
3/17	$5,530,327	$5,374,444	$5,490,919
4/17	$5,600,766	$5,437,217	$5,558,839
5/17	$5,647,706	$5,543,810	$5,634,494
6/17	$5,713,020	$5,569,184	$5,648,246
7/17	$5,772,614	$5,684,684	$5,729,810
8/17	$5,875,289	$5,786,620	$5,820,330
9/17	$5,947,967	$5,766,970	$5,815,644
10/17	$5,934,502	$5,604,408	$5,744,000
11/17	$5,989,348	$5,698,832	$5,793,495
12/17	$6,042,065	$5,814,045	$5,867,262
1/18	$6,154,884	$6,074,450	$5,999,071
2/18	$6,134,644	$6,011,026	$5,922,801
3/18	$6,171,952	$6,072,411	$5,954,582
4/18	$6,157,946	$5,892,847	$5,835,070
5/18	$6,014,134	$5,599,559	$5,665,971
6/18	$5,895,589	$5,439,558	$5,562,193
7/18	$5,946,845	$5,542,641	$5,670,547
8/18	$5,767,206	$5,205,307	$5,458,210
9/18	$5,785,919	$5,340,279	$5,562,500
10/18	$5,744,488	$5,235,648	$5,469,749
11/18	$5,790,517	$5,382,643	$5,538,579
12/18	$5,784,313	$5,452,929	$5,603,334
1/19	$6,004,389	$5,750,513	$5,856,070
2/19	$6,047,217	$5,687,658	$5,854,488
3/19	$6,048,682	$5,612,188	$5,855,152
4/19	$6,070,930	$5,602,347	$5,864,977
5/19	$6,107,299	$5,618,907	$5,886,842
6/19	$6,292,800	$5,928,478	$6,131,437
7/19	$6,444,026	$5,983,459	$6,192,181
8/19	$6,389,485	$5,825,495	$6,123,944
9/19	$6,485,384	$5,881,501	$6,156,068
10/19	$6,567,639	$6,051,917	$6,262,633
11/19	$6,664,980	$5,941,924	$6,204,188
12/19	$6,844,738	$6,187,566	$6,378,734
1/20	$6,884,369	$6,107,945	$6,386,537
2/20	$6,796,935	$5,899,681	$6,262,012
3/20	$5,876,077	$5,246,304	$5,518,099
4/20	$6,045,547	$5,451,982	$5,713,738
5/20	$6,462,783	$5,734,284	$6,004,253
6/20	$6,690,682	$5,761,271	$6,112,443
7/20	$6,742,093	$5,935,231	$6,296,933
8/20	$6,879,476	$5,915,753	$6,308,830
9/20	$6,829,745	$5,796,484	$6,208,462
10/20	$6,889,998	$5,821,171	$6,225,193
11/20	$7,149,167	$6,140,638	$6,497,513
12/20	$7,354,106	$6,354,244	$6,665,166
1/21	$7,375,324	$6,286,122	$6,610,238
2/21	$7,372,143	$6,117,692	$6,477,875
3/21	$7,255,429	$5,929,891	$6,352,524
4/21	$7,383,586	$6,063,874	$6,468,999
5/21	$7,487,934	$6,215,169	$6,577,297
6/21	$7,485,031	$6,139,667	$6,563,171
7/21	$7,431,960	$6,113,431	$6,559,544
8/21	$7,546,695	$6,160,545	$6,612,490
9/21	$7,492,947	$5,949,153	$6,453,716
10/21	$7,447,250	$5,870,144	$6,403,787
11/21	$7,350,064	$5,709,579	$6,277,937
12/21	$7,467,683	$5,798,416	$6,355,078
1/22	$7,369,271	$5,798,113	$6,283,116
2/22	$6,990,093	$5,508,179	$5,947,146
3/22	$6,960,638	$5,423,814	$5,850,362
4/22	$6,904,380	$5,096,962	$5,562,170
5/22	$6,847,646	$5,186,824	$5,603,365
6/22	$6,511,544	$4,955,864	$5,348,692
7/22	$6,445,327	$4,970,375	$5,409,213
8/22	$6,642,815	$4,963,398	$5,395,076
9/22	$6,427,889	$4,721,669	$5,126,276
10/22	$6,471,003	$4,680,012	$5,079,311
11/22	$6,832,551	$5,012,604	$5,423,333
12/22	$7,008,385	$5,120,865	$5,507,223
1/23	$7,213,746	$5,340,691	$5,710,940
2/23	$7,152,921	$5,171,690	$5,566,228
3/23	$7,159,261	$5,385,020	$5,706,001
4/23	$7,175,289	$5,431,445	$5,750,741
5/23	$7,240,288	$5,345,685	$5,688,709
6/23	$7,463,860	$5,519,951	$5,828,518
7/23	$7,579,868	$5,678,778	$5,954,472
8/23	$7,506,096	$5,526,196	$5,845,465
9/23	$7,472,376	$5,340,144	$5,697,644
10/23	$7,448,564	$5,312,033	$5,646,039
11/23	$7,639,644	$5,591,926	$5,926,089
12/23	$7,811,536	$5,771,269	$6,136,688
1/24	$7,911,833	$5,683,377	$6,083,300
2/24	$8,107,271	$5,650,774	$6,091,567
3/24	$8,304,147	$5,649,177	$6,137,762
4/24	$8,311,058	$5,528,463	$6,026,782
5/24	$8,457,145	$5,617,653	$6,124,495
6/24	$8,453,447	$5,556,973	$6,115,071
7/24	$8,547,435	$5,683,375	$6,236,127
8/24	$8,642,181	$5,857,874	$6,394,306
9/24	$8,781,704	$6,056,737	$6,551,983
10/24	$8,788,840	$5,777,238	$6,358,588
11/24	$8,885,754	$5,744,460	$6,369,036
12/24	$8,971,909	$5,633,813	$6,276,787
1/25	$9,228,896	$5,749,389	$6,376,220
2/25	$9,316,194	$5,787,218	$6,446,902
3/25	$9,277,502	$5,876,672	$6,485,492
4/25	$9,215,453	$6,067,423	$6,580,116
5/25	$9,444,673	$6,153,200	$6,655,077
6/25	$9,605,185	$6,324,600	$6,811,073
7/25	$9,731,164	$6,277,153	$6,822,596

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class R6	13.85%	7.61%	6.88%
J.P. Morgan Emerging Market Bond Index Global DiversifiedFootnote Referencea	10.45%	1.13%	2.30%
J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 IndexFootnote Referencea	9.40%	1.62%	3.15%
Footnote	Description
Footnote[a]	Index is used with permission. Copyright 2021, J.P. Morgan Chase & Co. All rights reserved. See Fund prospectus for full description.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$3,626,247,692
# of Portfolio Holdings (including derivatives)	793
Portfolio Turnover Rate	106%
Total Advisory Fees Paid	$17,354,614

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Sovereign Loans	2.3%
Senior Floating-Rate Loans	4.7%
Short-Term Investments	9.6%
Foreign Corporate Bonds	29.5%
Sovereign Government Bonds	53.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	9.3%
India	4.7%
Uzbekistan	4.4%
South Korea	4.2%
Taiwan	2.9%
Kazakhstan	2.1%
Uruguay	1.9%
Armenia	1.8%
Paraguay	1.7%
Other	12.8%
Total Long Exposure	45.8%
Euro	(2.4)%
Other	(0.1)%
Total Short Exposure	(2.5)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2025

EELDX-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated the former and current Chairpersons of the Audit Committee, George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Emerging Markets Debt Opportunities Fund (the “Fund”) is the only series of Eaton Vance Series Fund, Inc. (the “Corporation”), a Maryland corporation. The Corporation is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual report.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended July 31, 2024 and July 31, 2025 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Emerging Markets Debt Opportunities Fund

Fiscal Years Ended	07/31/24	07/31/25
Audit Fees	$108,900	$117,369
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$108,900	$117,369

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended July 31, 2024 and July 31, 2025; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	7/31/24	7/31/25
Registrant	$0	$0
Eaton Vance(1)	$18,490	$18,490

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Emerging Markets Debt Opportunities Fund
Annual Financial Statements and
Additional Information
July 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information July 31, 2025
Eaton Vance
Emerging Markets Debt Opportunities Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Portfolio of Investments

Convertible Bonds — 0.4%
Security	Principal Amount (000's omitted)		Value
China — 0.3%
Alibaba Group Holding Ltd., 0.50%, 6/1/31	USD	3,714	$ 4,943,334
H World Group Ltd., 3.00%, 5/1/26	USD	2,310	2,349,270
PDD Holdings, Inc., 0.00%, 12/1/25	USD	2,541	2,502,885
Shimao Group Holdings Ltd., 0.00%, 7/21/26(1)	USD	1,474	475,763
Sunac China Holdings Ltd., 1.00% PIK, 9/30/32(2)	USD	1,237	142,308
			$ 10,413,560
Tanzania — 0.1%
HTA Group Ltd., 2.875%, 3/18/27(2)	USD	3,400	$ 3,220,167
			$ 3,220,167
Total Convertible Bonds (identified cost $13,967,449)			$ 13,633,727

Foreign Corporate Bonds — 29.5%
Security	Principal Amount (000's omitted)		Value
Angola — 0.7%
Azule Energy Finance PLC:
8.125%, 1/23/30(2)	USD	5,639	$ 5,685,121
8.125%, 1/23/30(1)	USD	18,045	18,192,590
			$ 23,877,711
Argentina — 1.1%
Banco Macro SA, 8.00%, 6/23/29(1)	USD	10,654	$ 10,698,747
Empresa Distribuidora de Electricidad de Mendoza SA, 9.75% to 7/28/29, 7/28/31(1)(3)	USD	14,150	13,301,000
Generacion Mediterranea SA/Central Termica Roca SA, 11.00%, 11/1/31(1)	USD	5,958	3,515,202
YPF SA, 8.25%, 1/17/34(1)	USD	13,140	13,290,978
			$ 40,805,927
Brazil — 4.6%
Adecoagro SA, 7.50%, 7/29/32(1)	USD	6,683	$ 6,703,049
Braskem Netherlands Finance BV:
4.50%, 1/10/28(2)	USD	2,826	2,158,886
4.50%, 1/31/30(2)	USD	18,285	12,999,212
8.50% to 10/24/25, 1/23/81(2)(4)	USD	5,415	4,470,001
Constellation Oil Services Holding SA:
9.375%, 11/7/29(2)	USD	6,444	6,607,484
Security	Principal Amount (000's omitted)		Value
Brazil (continued)
Constellation Oil Services Holding SA: (continued)
9.375%, 11/7/29(1)	USD	10,473	$ 10,738,700
Gol Finance, Inc., 14.375%, 6/6/30(1)	USD	17,288	16,877,410
MV24 Capital BV, 6.748%, 6/1/34(2)	USD	13,016	12,963,979
Oceanica Lux, 13.00%, 10/2/29(2)	USD	5,880	5,541,900
OHI Group SA, 13.00%, 7/22/29(1)	USD	32,030	33,839,695
OI SA, 10.00%, (10.00% cash or 7.50% cash and 6.00% PIK), 6/30/27(1)(5)	USD	7,641	5,437,442
Raizen Fuels Finance SA, 6.25%, 7/8/32(1)	USD	4,439	4,371,305
Samarco Mineracao SA, 9.00% PIK to 12/30/25, 6/30/31(2)	USD	34,095	33,787,151
Unigel Luxembourg SA:
13.50%, (13.50% cash or 15.00% PIK), 12/31/27(1)(5)	USD	50	39,432
13.50%, (13.50% cash or 15.00% PIK), 12/31/27(2)(5)	USD	698	553,537
Vale SA, Series A6, 0.00%(6)(7)	BRL	92,625	5,880,481
Yinson Boronia Production BV, 8.947%, 7/31/42(1)	USD	3,230	3,488,272
			$ 166,457,936
Cameroon — 0.3%
Golar LNG Ltd., 7.75%, 9/19/29(1)(2)	USD	10,200	$ 10,306,189
			$ 10,306,189
Canada — 0.2%
Polaris Renewable Energy, Inc., 9.50%, 12/3/29	USD	7,125	$ 7,374,375
			$ 7,374,375
China — 0.8%
China Oil & Gas Group Ltd., 4.70%, 6/30/26(2)	USD	22,060	$ 21,904,417
KWG Group Holdings Ltd., 7.875%, 8/30/24(8)	USD	5,749	352,837
Longfor Group Holdings Ltd.:
3.375%, 4/13/27(2)	USD	2,076	1,933,552
3.95%, 9/16/29(2)	USD	640	528,614
Shimao Group Holdings Ltd.:
2.00%, (2.00% cash or 3.00% PIK), 7/21/32(1)(5)	USD	1,702	85,111
2.00%, (2.00% cash or 3.00% PIK), 7/21/33(1)(5)	USD	2,553	102,133
2.00%, (2.00% cash or 3.00% PIK), 1/21/34(1)(5)	USD	2,553	76,600
5.00%, (5.00% cash or 6.00% PIK), 7/21/31(1)(5)	USD	9,300	650,984
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(2)(5)	USD	1,051	144,087

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
China (continued)
Sunac China Holdings Ltd.: (continued)
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(2)(5)	USD	1,054	$ 144,932
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(2)(5)	USD	2,113	290,567
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(2)(5)	USD	3,178	428,963
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(2)(5)	USD	3,185	430,001
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(2)(5)	USD	1,500	208,761
Times China Holdings Ltd.:
5.55%, 6/4/24(2)(8)	USD	17,720	664,500
6.75%, 7/16/23(2)(8)	USD	3,803	136,908
Yanlord Land HK Co. Ltd., 5.125%, 5/20/26(2)	USD	1,200	1,195,713
			$ 29,278,680
Colombia — 1.7%
ABRA Global Finance, 14.00%, (6.00% cash and 8.00% PIK), 10/22/29(1)	USD	15,878	$ 12,126,663
Banco Davivienda SA:
6.65% to 4/22/31(2)(4)(6)	USD	4,541	4,051,095
8.125% to 7/2/30, 7/2/35(1)(4)	USD	10,997	11,216,830
Banco de Occidente SA, 10.875% to 5/13/29, 8/13/34(2)(4)	USD	13,226	14,746,990
Bancolombia SA, 8.625% to 6/24/29, 12/24/34(4)	USD	9,620	10,241,762
Canacol Energy Ltd., 5.75%, 11/24/28(2)	USD	11,345	3,428,382
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.375%, 12/30/30(2)	USD	8,076	7,359,051
			$ 63,170,773
Costa Rica — 0.0%†
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/31(1)	USD	749	$ 798,295
			$ 798,295
Georgia — 1.3%
Bank of Georgia JSC:
9.50% to 7/16/29(1)(4)(6)	USD	205	$ 205,419
9.50% to 7/16/29(2)(4)(6)	USD	15,456	15,487,568
TBC Bank Group PLC, 22.00%, 6/5/28(1)	UZS	123,490,000	9,753,753
TBC Bank JSC:
8.894% to 11/6/26(2)(4)(6)	USD	7,668	7,565,277
10.25% to 7/30/29(2)(4)(6)	USD	12,916	13,014,776
			$ 46,026,793
Security	Principal Amount (000's omitted)		Value
Ghana — 0.7%
Kosmos Energy Ltd.:
7.125%, 4/4/26(2)	USD	1,207	$ 1,187,643
7.50%, 3/1/28(2)	USD	9,063	7,789,559
8.75%, 10/1/31(2)	USD	16,665	12,861,115
Tullow Oil PLC, 10.25%, 5/15/26(2)	USD	5,754	5,192,985
			$ 27,031,302
Greece — 0.5%
Alpha Bank SA, 7.50% to 6/10/30(2)(4)(6)	EUR	13,188	$ 16,399,690
			$ 16,399,690
Guyana — 0.1%
Secure International Finance Co., Inc., 10.00%, 6/3/29(1)	USD	3,313	$ 3,329,506
			$ 3,329,506
Hong Kong — 0.9%
CAS Capital No. 1 Ltd., 4.00% to 7/12/26(2)(4)(6)	USD	15,269	$ 14,971,088
Li & Fung Ltd., 8.375%, 2/5/29(2)(9)	USD	2,590	2,602,950
Yuexiu REIT MTN Co. Ltd., 2.65%, 2/2/26(2)	USD	16,132	15,970,172
			$ 33,544,210
Hungary — 0.6%
MBH Bank Nyrt:
5.25% to 1/29/29, 1/29/30(2)(4)	EUR	5,666	$ 6,563,136
6.875% to 5/8/30, 11/8/35(2)(4)	EUR	4,440	5,230,278
OTP Bank Nyrt:
7.30% to 1/30/30, 7/30/35(2)(4)	USD	4,945	5,146,176
8.75% to 2/15/28, 5/15/33(2)(4)	USD	3,111	3,342,254
			$ 20,281,844
India — 1.4%
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(1)	USD	1,000	$ 1,018,706
Piramal Finance Ltd., 7.80%, 1/29/28(2)	USD	8,155	8,283,531
Porteast Investment Pvt Ltd., 0.00%, 5/29/28	INR	1,970,000	21,820,985
Vedanta Resources Finance II PLC:
9.475%, 7/24/30(1)	USD	5,175	5,103,296
9.85%, 4/24/33(1)	USD	1,996	2,004,349
10.25%, 6/3/28(1)	USD	6,750	6,966,400
11.25%, 12/3/31(1)	USD	6,750	7,058,174
			$ 52,255,441

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Indonesia — 0.1%
Pakuwon Jati Tbk. PT, 4.875%, 4/29/28(2)	USD	3,004	$ 2,939,027
			$ 2,939,027
Jamaica — 0.7%
Digicel International Finance Ltd./Difl U.S. LLC, 8.625%, 8/1/32(1)(9)	USD	9,060	$ 9,158,509
NCB Financial Group Ltd., 11.00%, 7/31/30(1)	USD	14,450	14,421,389
			$ 23,579,898
Kazakhstan — 1.2%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(1)	KZT	7,365,500	$ 12,976,753
ForteBank JSC, 7.75%, 2/4/30(1)	USD	20,948	21,334,950
Kaspi.KZ JSC, 6.25%, 3/26/30(2)	USD	10,335	10,555,255
			$ 44,866,958
Luxembourg — 0.5%
FORESEA Holding SA, 7.50%, 6/15/30(2)	USD	18,952	$ 18,262,706
			$ 18,262,706
Mexico — 2.4%
Alpha Holding SA de CV:
9.00%, 2/10/25(2)(8)	USD	8,785	$ 65,890
10.00%, 12/19/22(2)(8)	USD	5,495	41,209
Banco Mercantil del Norte SA/Grand Cayman, 8.375% to 5/20/31(1)(4)(6)	USD	19,894	20,347,786
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/17/28, 1/18/33(2)(4)	USD	7,509	7,250,175
8.45% to 6/29/33, 6/29/38(1)(4)	USD	1,046	1,115,855
8.45% to 6/29/33, 6/29/38(2)(4)	USD	9,687	10,333,922
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB:
13.00% to 9/12/27, (11.00% cash and 2.00% PIK), 9/12/30(2)(5)	USD	15,545	11,950,180
13.00% to 9/12/27, (11.00% cash and 2.00% PIK), 9/12/31(1)(5)	USD	584	448,950
Grupo Aeromexico SAB de CV:
8.625%, 11/15/31(2)	USD	764	746,810
8.625%, 11/15/31(1)	USD	16,572	16,199,130
Petroleos Mexicanos:
4.50%, 1/23/26	USD	5,656	5,614,491
6.875%, 8/4/26	USD	3,388	3,403,724
Total Play Telecomunicaciones SA de CV, 11.125%, 12/31/32(1)	USD	10,204	9,845,758
			$ 87,363,880
Security	Principal Amount (000's omitted)		Value
Mongolia — 0.1%
Golomt Bank, 11.00%, 5/20/27(2)	USD	3,845	$ 3,986,526
Mongolian Mining Corp., 8.44%, 4/3/30(2)	USD	1,000	965,476
			$ 4,952,002
Netherlands — 0.1%
Veon Midco BV, 3.375%, 11/25/27(2)	USD	5,611	$ 5,195,810
			$ 5,195,810
Nigeria — 0.4%
Access Bank PLC, 6.125%, 9/21/26(2)	USD	14,444	$ 14,421,675
			$ 14,421,675
Paraguay — 0.3%
Frigorifico Concepcion SA:
7.70%, 7/21/28(2)	USD	1,899	$ 1,427,697
7.70%, 7/21/28(1)	USD	2,547	1,914,873
Itau BBA International PLC, 9.03%, 2/19/30	PYG	55,450,500	7,928,312
			$ 11,270,882
Peru — 1.2%
Auna SA, 10.00%, 12/18/29(1)	USD	14,521	$ 15,326,233
Camposol SA, 6.00%, 2/3/27(2)	USD	7,933	7,826,089
Peru LNG SRL, 5.375%, 3/22/30(2)	USD	6,788	6,472,837
Petroleos del Peru SA, 5.625%, 6/19/47(2)	USD	16,210	10,941,403
Telefonica del Peru SAA, 7.375%, 4/10/27(2)	PEN	25,500	2,555,324
			$ 43,121,886
Russia — 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd., 6.00% to 12/20/26(2)(4)(6)(8)(10)	USD	4,509	$ 0
			$ 0
Saint Lucia — 0.5%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	USD	18,873	$ 18,975,037
			$ 18,975,037
Singapore — 0.3%
Puma International Financing SA:
7.75%, 4/25/29(2)	USD	2,311	$ 2,391,222
7.75%, 4/25/29(2)(9)	USD	6,800	7,036,048
			$ 9,427,270

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Supranational — 0.4%
Asian Development Bank, 14.50%, 6/26/28	UZS	59,548,400	$ 4,715,109
European Bank for Reconstruction & Development:
17.20%, 4/9/26(2)	USD	6,300	6,365,627
17.35%, 3/1/27(2)	USD	1,854	1,846,989
			$ 12,927,725
Togo — 0.4%
Ecobank Transnational, Inc.:
10.125%, 10/15/29(2)	USD	6,621	$ 6,985,137
10.125%, 10/15/29(1)	USD	7,744	8,169,899
			$ 15,155,036
Tunisia — 0.1%
Tunisian Republic, 3.28%, 8/9/27	JPY	600,000	$ 3,751,934
			$ 3,751,934
Turkey — 1.0%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(2)	USD	7,765	$ 7,783,044
Limak Yenilenebilir Enerji AS, 9.625%, 8/12/30(1)	USD	10,572	10,558,357
WE Soda Investments Holding PLC, 9.50%, 10/6/28(2)	USD	3,885	4,054,456
Zorlu Enerji Elektrik Uretim AS, 11.00%, 4/23/30(2)	USD	13,681	13,265,563
			$ 35,661,420
Ukraine — 0.2%
Kernel Holding SA, 6.75%, 10/27/27(2)	USD	9,317	$ 8,337,690
			$ 8,337,690
United Arab Emirates — 0.4%
Ittihad International Ltd., 9.75%, 11/9/28(2)	USD	12,628	$ 13,295,093
			$ 13,295,093
United Kingdom — 0.7%
Avianca Midco 2 PLC:
9.00%, 12/1/28(1)	USD	20,290	$ 19,402,737
9.625%, 2/14/30(1)	USD	4,974	4,630,322
			$ 24,033,059
Uzbekistan — 2.4%
Ipoteka-Bank ATIB:
5.50%, 11/19/25(2)	USD	576	$ 572,450
20.50%, 4/25/27(2)	UZS	261,810,000	21,189,881
Jscb Agrobank, 9.25%, 10/2/29(2)	USD	22,358	23,882,602
Security	Principal Amount (000's omitted)		Value
Uzbekistan (continued)
Uzbek Industrial & Construction Bank ATB:
19.95%, 4/25/28(2)	UZS	169,270,000	$ 13,642,138
21.00%, 7/24/27(2)	UZS	317,410,000	25,937,893
			$ 85,224,964
Venezuela — 1.2%
Petroleos de Venezuela SA:
5.375%, 4/12/27(2)(8)	USD	36,454	$ 5,108,307
5.50%, 4/12/37(2)(8)	USD	14,143	1,987,092
6.00%, 10/28/22(2)(8)	USD	23,022	2,647,584
6.00%, 5/16/24(2)(8)	USD	43,331	6,088,001
6.00%, 11/15/26(2)(8)	USD	19,709	2,788,759
8.50%, 10/20/27	USD	149	147,386
8.50%, 10/20/27	USD	17,323	17,193,077
9.00%, 11/17/21(2)(8)	USD	21,496	3,106,172
9.75%, 5/17/35(2)(8)	USD	19,370	3,089,440
12.75%, 2/17/22(2)(8)	USD	14,879	2,313,607
			$ 44,469,425
Total Foreign Corporate Bonds (identified cost $1,097,623,605)			$1,068,172,049

Loan Participation Notes — 0.2%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.2%
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(2)(10)(11)	UZS	98,848,575	$ 7,799,223
Total Loan Participation Notes (identified cost $8,362,644)			$ 7,799,223

Senior Floating-Rate Loans — 4.7%(12)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 1.1%
Provincia De Neuquen:
Term Loan, 11.767%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	$2,423	$ 2,447,522
Term Loan, 11.767%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	2,123	2,144,638

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Argentina (continued)
Provincia De Neuquen: (continued)
Term Loan, 11.767%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	$2,541	$ 2,565,912
Telecom Argentina SA, Term Loan, 9.33%, (3 mo. USD Term SOFR + 5.00%), 2/23/29	5,720	5,827,312
VMOS SA:
Term Loan, 9.696% - 9.705%, (3 mo. USD Term SOFR + 5.50%), 7/8/30	5,176	5,176,250
Term Loan, 7/8/30(13)	20,074	20,073,750
		$ 38,235,384
Brazil — 0.2%
Clealco Acucar E Alcool SA, Term Loan, 14.698%, (3 mo. USD Term SOFR + 12.00%), 12/31/25	$7,335	$ 7,335,344
		$ 7,335,344
Jamaica — 0.6%
Digicel International Finance Ltd.:
Term Loan, 14.106%, (3 mo. USD Term SOFR + 9.65%), 11.856% cash, 2.25% PIK, 5/25/27	$16,424	$ 16,505,977
Term Loan, 7/30/32(14)	5,100	5,100,000
		$ 21,605,977
Luxembourg — 0.1%
Zacapa SARL, Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 3/22/29	$2,322	$ 2,329,285
		$ 2,329,285
Paraguay — 0.3%
Frigorifico Concepcion SA, Term Loan, 9.795%, (3 mo. USD Term SOFR + 5.50%), 12/8/26	$12,523	$ 12,726,459
		$ 12,726,459
Puerto Rico — 0.2%
Coral-US Co-Borrower LLC, Term Loan, 7.568%, (3 mo. USD Term SOFR + 3.25%), 2/2/32	$6,400	$ 6,390,988
		$ 6,390,988
Suriname — 1.5%
Staatsolie Maatschappij Suriname NV, Revolving Loan, 4/25/32(13)	$55,000	$ 55,000,000
		$ 55,000,000
Borrower/Description	Principal Amount (000's omitted)	Value
Tanzania — 0.7%
HTA Group Ltd.:
Term Loan, 8.591%, (3 mo. USD Term SOFR + 4.31%), 9/13/28	$1,740	$ 1,731,300
Term Loan, 8.591%, (3 mo. USD Term SOFR + 4.31%), 9/13/28	10,645	10,591,775
PIH Communication LLC, Term Loan, 7.821%, (3 mo. USD Term SOFR + 3.50%), 12/12/29	12,787	12,787,487
		$ 25,110,562
Uzbekistan — 0.0%†
Navoi Mining & Metallurgical Co., Term Loan, 9.086%, (3 mo. USD Term SOFR + 4.76%), 4/23/27	$1,643	$ 1,634,390
		$ 1,634,390
Total Senior Floating-Rate Loans (identified cost $169,390,053)		$ 170,368,389

Sovereign Government Bonds — 53.2%
Security	Principal Amount (000's omitted)		Value
Albania — 2.1%
Albania Government International Bonds, 4.75%, 2/14/35(2)(15)	EUR	18,048	$ 20,768,106
Albanian Government Bonds:
3.70%, 1/10/28	ALL	57,700	689,725
3.90%, 1/22/30	ALL	224,100	2,699,540
4.05%, 2/7/32	ALL	370,100	4,460,601
4.30%, 7/10/27	ALL	615,000	7,350,595
4.70%, 2/23/27	ALL	141,600	1,692,087
4.95%, 7/22/29	ALL	1,882,900	23,494,907
5.25%, 1/26/29	ALL	883,700	11,103,542
5.25%, 1/23/35	ALL	153,200	1,947,392
5.59%, 2/19/40	ALL	136,100	1,664,765
6.13%, 7/25/34	ALL	60,800	774,688
			$ 76,645,948
Angola — 0.2%
Angola Government International Bonds:
9.125%, 11/26/49(2)	USD	5,181	$ 4,123,885
9.375%, 5/8/48(2)	USD	2,359	1,917,253
			$ 6,041,138

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Argentina — 1.1%
Argentina Treasury Bonds BONTE, 29.50%, 5/30/30	ARS	8,372,000	$ 6,598,709
Bono Del Tesoro Nacional Capitalizable en Pesos:
2.05%, 1/15/27	ARS	7,246,403	5,675,572
2.15%, 6/30/26	ARS	12,560,152	9,816,665
2.60%, 2/13/26	ARS	241,547	208,810
2.65%, 1/30/26	ARS	5,325,202	4,627,848
Letra Del Tesoro Nacional Capitalizable En Pesos, 2.35%, 5/29/26	ARS	2,415,467	1,752,298
Provincia de Cordoba:
9.75%, 7/2/32(1)	USD	8,918	9,022,786
9.75%, 7/2/32(2)	USD	3,425	3,465,244
			$ 41,167,932
Armenia — 1.7%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	376,680	$ 986,371
9.00%, 10/29/35	AMD	5,723,420	14,270,365
9.25%, 4/29/28	AMD	2,997,750	7,807,717
9.60%, 10/29/33	AMD	11,874,330	30,603,648
9.75%, 10/29/50	AMD	884,427	2,266,304
9.75%, 10/29/52	AMD	953,900	2,441,309
12.50%, 10/29/37	AMD	1,047,550	3,226,660
			$ 61,602,374
Bahamas — 0.7%
Bahamas Government International Bonds:
6.625%, 5/15/33(2)	USD	3,993	$ 3,637,623
8.25%, 6/24/36(1)	USD	11,313	11,510,978
8.95%, 10/15/32(2)	USD	9,381	10,000,146
9.00%, 6/16/29(2)	USD	303	320,877
			$ 25,469,624
Benin — 1.1%
Benin Government International Bonds:
4.875%, 1/19/32(2)	EUR	4,000	$ 4,266,810
4.95%, 1/22/35(2)(15)	EUR	20,620	21,060,090
6.875%, 1/19/52(2)	EUR	12,053	11,819,384
7.96%, 2/13/38(2)	USD	1,631	1,581,316
8.375%, 1/23/41(2)	USD	2,234	2,209,228
			$ 40,936,828
Security	Principal Amount (000's omitted)		Value
Bolivia — 0.0%†
Bolivia Government International Bonds, 4.50%, 3/20/28(2)	USD	1,077	$ 832,123
			$ 832,123
Bosnia and Herzegovina — 0.2%
Federation of Bosnia & Herzegovina Eurobond, 5.50%, 7/17/30(2)	EUR	5,024	$ 5,902,670
Republic of Srpska Treasury Bonds, 1.50%, 9/25/26	BAM	84	48,658
			$ 5,951,328
Brazil — 0.8%
Brazil Notas do Tesouro Nacional, 6.00%, 8/15/30(16)	BRL	39,500	$ 30,494,100
			$ 30,494,100
Cameroon — 0.6%
Republic of Cameroon Government International Bonds:
5.95%, 7/7/32(2)	EUR	7,792	$ 7,109,333
9.50%, 7/31/31(2)	USD	13,794	12,997,596
			$ 20,106,929
Dominican Republic — 0.7%
Dominican Republic Bonds:
8.00%, 1/15/27(2)	DOP	50,040	$ 788,983
8.00%, 2/12/27(2)	DOP	151,550	2,384,906
10.75%, 6/1/36(1)	DOP	769,250	13,369,335
12.00%, 8/8/25(1)	DOP	48,530	797,131
12.75%, 9/23/29(1)	DOP	56,800	1,027,621
13.00%, 6/10/34(2)	DOP	421,100	8,132,484
Dominican Republic Central Bank Notes, 8.00%, 3/12/27(2)	DOP	17,280	274,339
			$ 26,774,799
Egypt — 6.4%
Egypt Government Bonds:
19.98%, 5/20/30	EGP	5,497,418	$ 104,568,525
24.458%, 10/1/27	EGP	5,642,300	116,014,054
25.318%, 8/13/27	EGP	527,707	11,017,621
Egypt Government International Bonds, 8.75%, 9/30/51(2)	USD	1,352	1,115,016
			$ 232,715,216

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Ethiopia — 1.5%
Ethiopia Government International Bonds:
6.625%, 12/11/24(2)(8)	USD	57,704	$ 53,231,940
6.625%, 12/11/25(1)(8)	USD	244	224,778
			$ 53,456,718
Ghana — 0.8%
Ghana Cocoa Bonds:
13.00%, 8/30/27	GHS	5,680	$ 489,612
13.00%, 8/28/28	GHS	11,360	910,979
Ghana Government International Bonds:
0.00%, 1/3/30(2)	USD	529	442,149
1.50%, 1/3/37(2)	USD	1,984	941,600
5.00% to 7/3/28, 7/3/29(2)(3)	USD	244	232,790
5.00% to 7/3/28, 7/3/35(2)(3)	USD	4,065	3,278,830
Republic of Ghana Government Bonds:
8.35% (5.00% cash and 3.35% PIK), 2/16/27	GHS	60,987	5,232,381
8.50% (5.00% cash and 3.50% PIK), 2/15/28	GHS	52,378	4,242,749
8.65% (5.00% cash and 3.65% PIK), 2/13/29	GHS	19,877	1,532,590
8.80% (5.00% cash and 3.80% PIK), 2/12/30	GHS	35,213	2,607,818
8.95% (5.00% cash and 3.95% PIK), 2/11/31	GHS	22,668	1,619,239
9.25% (5.00% cash and 4.25% PIK), 2/8/33	GHS	38,022	2,586,378
9.55% (5.00% cash and 4.55% PIK), 2/6/35	GHS	22,553	1,489,401
9.70% (5.00% cash and 4.70% PIK), 2/5/36	GHS	26,019	1,703,922
9.85% (5.00% cash and 4.85% PIK), 2/3/37	GHS	8,403	547,588
10.00%, 8/17/27	GHS	7,245	599,288
10.00% (5.00% cash and 5.00% PIK), 2/2/38	GHS	24,976	1,624,237
			$ 30,081,551
Honduras — 0.7%
Honduras Government International Bonds, 8.625%, 11/27/34(2)(15)	USD	24,930	$ 26,058,083
			$ 26,058,083
Indonesia — 0.6%
Indonesia Treasury Bonds, 6.75%, 7/15/35	IDR	332,285,000	$ 20,493,836
			$ 20,493,836
Jordan — 0.1%
Jordan Government International Bonds, 7.375%, 10/10/47(2)	USD	2,127	$ 1,926,869
			$ 1,926,869
Security	Principal Amount (000's omitted)		Value
Kazakhstan — 0.8%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	3,802,314	$ 5,346,663
5.50%, 9/20/28	KZT	71,033	97,644
5.50%, 4/24/32	KZT	3,697,769	3,950,479
7.22%, 12/10/28	KZT	2,465,180	3,515,905
7.68%, 8/13/29	KZT	3,204,733	4,457,176
8.44%, 5/10/31	KZT	1,355,849	1,799,678
10.55%, 7/28/29	KZT	3,752,504	5,777,154
14.00%, 5/12/31	KZT	156,274	263,953
14.00%, 5/19/32	KZT	106,550	178,665
14.45%, 6/5/33	KZT	1,071,706	1,828,873
14.50%, 3/6/34	KZT	493,036	838,596
			$ 28,054,786
Lebanon — 0.5%
Lebanon Government International Bonds:
5.80%, 4/14/20(2)(8)	USD	11,199	$ 2,090,013
6.00%, 1/27/23(2)(8)	USD	3,475	648,522
6.10%, 10/4/22(2)(8)	USD	17,766	3,307,985
6.15%, 6/19/20(2)(8)	USD	870	162,690
6.20%, 2/26/25(2)(8)	USD	840	157,290
6.25%, 5/27/22(2)(8)	USD	2,293	428,046
6.25%, 11/4/24(2)(8)	USD	1,260	235,856
6.25%, 6/12/25(2)(8)	USD	709	133,292
6.375%, 3/9/20(2)(8)	USD	598	111,611
6.40%, 5/26/23(2)(8)	USD	33,533	6,256,210
6.60%, 11/27/26(2)(8)	USD	435	81,421
6.65%, 4/22/24(2)(8)	USD	2,855	533,528
6.65%, 11/3/28(2)(8)	USD	1,306	244,679
6.85%, 3/23/27(2)(8)	USD	1,088	203,592
6.85%, 5/25/29(2)(8)	USD	11,398	2,142,824
7.00%, 3/20/28(2)(8)	USD	3,614	679,432
7.00%, 4/22/31(2)(8)	USD	3,050	574,925
7.00%, 3/23/32(2)(8)	USD	467	88,030
7.25%, 3/23/37(2)(8)	USD	1,936	364,092
			$ 18,444,038
Mexico — 5.1%
Mexican Bonos, 7.75%, 11/23/34	MXN	2,390,730	$ 114,898,700
Mexico Udibonos, 2.75%, 11/27/31	MXN	1,486,584	69,590,560
			$ 184,489,260

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Mongolia — 0.5%
Mongolia Government International Bonds:
6.625%, 2/25/30(1)	USD	2,000	$ 2,000,584
6.625%, 2/25/30(2)(15)	USD	16,771	16,775,894
7.875%, 6/5/29(2)	USD	1,100	1,160,612
			$ 19,937,090
Montenegro — 0.9%
Montenegro Government International Bonds, 4.875%, 4/1/32(2)(15)	EUR	28,410	$ 32,140,330
			$ 32,140,330
Mozambique — 0.2%
Mozambique International Bonds, 9.00% to 9/15/23, 9/15/31(2)(3)	USD	9,516	$ 8,331,683
			$ 8,331,683
Nigeria — 0.1%
Nigeria Government International Bonds:
7.875%, 2/16/32(2)	USD	1,263	$ 1,229,320
9.248%, 1/21/49(2)	USD	469	450,264
10.375%, 12/9/34(2)	USD	1,189	1,280,032
			$ 2,959,616
Paraguay — 1.4%
Paraguay Government Bonds:
7.90%, 2/9/31(1)	PYG	121,909,000	$ 15,666,218
7.90%, 2/9/31(2)	PYG	112,621,000	14,472,640
8.50%, 3/4/35(1)	PYG	117,086,000	15,124,425
Paraguay Government International Bonds, 8.50%, 3/4/35(2)	PYG	44,329,000	5,726,139
			$ 50,989,422
Peru — 0.3%
Peru Government Bonds:
5.40%, 8/12/34	PEN	28,964	$ 7,626,905
7.30%, 8/12/33(1)(2)	PEN	9,655	2,934,179
			$ 10,561,084
Philippines — 3.1%
Philippines Government Bonds:
3.625%, 4/22/28	PHP	2,363,780	$ 38,366,602
6.25%, 2/28/29	PHP	139,000	2,417,618
6.375%, 7/27/30	PHP	382,000	6,678,527
6.375%, 4/28/35	PHP	3,332,440	58,094,908
6.75%, 9/15/32	PHP	55,000	981,900
Security	Principal Amount (000's omitted)		Value
Philippines (continued)
Philippines Government Bonds: (continued)
8.00%, 7/19/31	PHP	328,000	$ 6,173,797
			$ 112,713,352
Poland — 3.4%
Republic of Poland Government Bonds, 2.00%, 8/25/36(16)	PLN	514,399	$ 123,133,366
			$ 123,133,366
Romania — 2.3%
Romania Government International Bonds:
1.75%, 7/13/30(2)	EUR	2,362	$ 2,367,038
2.00%, 4/14/33(2)	EUR	1,891	1,706,034
2.625%, 12/2/40(2)	EUR	3,487	2,580,450
2.75%, 4/14/41(2)	EUR	1,890	1,413,255
2.875%, 4/13/42(2)	EUR	2,007	1,496,584
3.375%, 1/28/50(2)	EUR	1,181	858,783
3.875%, 10/29/35(2)	EUR	4,372	4,269,586
4.625%, 4/3/49(2)	EUR	15,877	14,089,121
5.125%, 6/15/48(2)	USD	1,152	907,781
5.625%, 2/22/36(2)	EUR	3,544	3,963,780
5.75%, 3/24/35(2)	USD	3,494	3,319,097
5.875%, 7/11/32(2)	EUR	4,610	5,435,384
6.00%, 5/25/34(2)	USD	1,152	1,124,167
6.00%, 9/24/44(2)	EUR	9,953	10,813,357
6.25%, 9/10/34(2)	EUR	2,364	2,804,311
6.75%, 7/11/39(2)	EUR	11,694	13,726,504
7.50%, 2/10/37(2)	USD	8,280	8,807,564
7.625%, 1/17/53(2)	USD	2,306	2,416,082
			$ 82,098,878
Serbia — 1.4%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	813,010	$ 7,711,557
7.00%, 10/26/31	RSD	3,817,080	41,457,668
			$ 49,169,225
Seychelles — 0.0%†
Seychelles Government International Bonds, 8.00%, 1/1/26(2)	USD	18	$ 17,948
			$ 17,948

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
South Africa — 0.9%
Republic of South Africa Government Bonds:
8.75%, 1/31/44	ZAR	534,345	$ 24,632,717
8.75%, 2/28/48	ZAR	203,359	9,274,713
			$ 33,907,430
Sri Lanka — 3.1%
Sri Lanka Government Bonds:
9.00%, 6/1/33	LKR	270,000	$ 813,554
9.00%, 11/1/33	LKR	1,271,000	3,809,074
9.75%, 7/1/30(9)	LKR	1,100,000	3,637,685
10.25%, 9/15/34	LKR	2,519,000	7,942,595
10.35%, 10/15/29	LKR	614,000	2,094,526
11.00%, 10/15/28	LKR	4,037,400	14,095,094
11.00%, 12/15/29	LKR	3,260,000	11,362,523
11.00%, 5/15/30	LKR	309,000	1,075,167
11.00%, 10/15/30	LKR	1,296,000	4,503,919
11.25%, 3/15/31	LKR	423,000	1,466,080
11.50%, 12/15/32	LKR	1,444,000	5,014,412
Sri Lanka Government International Bonds:
3.10% to 7/15/27, 1/15/30(1)(3)	USD	10,684	9,628,549
3.35% to 9/15/27, 3/15/33(1)(3)	USD	19,779	16,254,775
3.60% to 11/15/27, 5/15/36(1)(3)	USD	9,269	7,817,774
3.60% to 8/15/27, 2/15/38(1)(3)	USD	18,545	15,614,625
4.00%, 4/15/28(1)	USD	9,655	9,184,347
			$ 114,314,699
Suriname — 2.1%
Suriname Government International Bonds:
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(1)(15)	USD	30,438	$ 30,361,440
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(2)(15)	USD	15,132	15,093,998
9.00%, Oil-Linked, 12/31/50(1)	USD	17,277	20,127,705
9.00%, Oil-Linked, 12/31/50(2)	USD	8,373	9,754,545
			$ 75,337,688
Tajikistan — 0.0%†
Republic of Tajikistan International Bonds, 7.125%, 9/14/27(2)	USD	471	$ 466,756
			$ 466,756
Tunisia — 0.1%
Tunisian Republic:
3.50%, 2/3/33	JPY	600,000	$ 3,193,181
4.20%, 3/17/31	JPY	30,000	175,688
Security	Principal Amount (000's omitted)		Value
Tunisia (continued)
Tunisian Republic: (continued)
4.30%, 8/2/30	JPY	40,000	$ 234,135
			$ 3,603,004
Turkey — 2.4%
Turkiye Government Bonds:
26.20%, 10/5/33	TRY	1,836,553	$ 41,489,078
27.70%, 9/27/34	TRY	1,614,040	37,553,951
30.00%, 9/12/29	TRY	283,058	6,400,110
			$ 85,443,139
Uganda — 0.6%
Republic of Uganda Government Bonds:
15.00%, 6/18/43	UGX	26,055,500	$ 6,263,469
15.80%, 6/23/39	UGX	64,387,800	16,847,421
			$ 23,110,890
Ukraine — 2.4%
Ukraine Government International Bonds:
0.00% to 2/1/27, 2/1/35(2)(3)	USD	11,553	$ 5,391,096
0.00% to 2/1/27, 2/1/36(2)(3)	USD	11,046	5,154,592
0.00%, GDP-Linked, 8/1/41(2)(17)(18)	USD	88,726	66,063,161
4.50% to 2/1/27, 2/1/29(2)(3)	USD	1,866	1,128,172
4.50% to 2/1/27, 2/1/34(2)(3)	USD	9,314	4,720,302
4.50% to 2/1/27, 2/1/35(2)(3)	USD	2,741	1,405,215
4.50% to 2/1/27, 2/1/36(2)(3)	USD	4,321	2,139,458
			$ 86,001,996
Uzbekistan — 1.3%
National Bank of Uzbekistan, 19.875%, 7/5/27(2)	UZS	175,670,000	$ 14,249,967
Republic of Uzbekistan Bonds:
15.50%, 2/25/28(2)	UZS	162,000,000	12,872,050
16.25%, 10/12/26(2)	UZS	181,050,000	14,590,018
16.625%, 5/29/27(2)	UZS	90,000,000	7,261,902
			$ 48,973,937
Venezuela — 0.8%
Venezuela Government International Bonds:
6.00%, 12/9/20(2)(8)	USD	14,745	$ 2,286,950
7.00%, 12/1/18(2)(8)	USD	4,595	683,966
7.00%, 3/31/38(2)(8)	USD	4,969	994,197
7.65%, 4/21/25(2)(8)	USD	10,504	1,944,290
7.75%, 10/13/19(2)(8)	USD	15,655	2,457,459
8.25%, 10/13/24(2)(8)	USD	24,914	4,673,810

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Venezuela (continued)
Venezuela Government International Bonds: (continued)
9.00%, 5/7/23(2)(8)	USD	9,199	$ 1,691,236
9.25%, 9/15/27(8)	USD	18,240	4,037,424
9.25%, 5/7/28(2)(8)	USD	7,024	1,405,502
9.375%, 1/13/34(8)	USD	2,683	687,787
11.75%, 10/21/26(2)(8)	USD	5,305	1,180,826
11.95%, 8/5/31(2)(8)	USD	11,554	2,398,548
12.75%, 8/23/22(2)(8)	USD	14,901	2,935,125
			$ 27,377,120
Zambia — 0.2%
Zambia Government International Bonds, 0.50%, 12/31/53(2)	USD	9,856	$ 7,228,674
			$ 7,228,674
Total Sovereign Government Bonds (identified cost $1,850,070,005)			$1,929,560,807

Sovereign Loans — 2.3%
Borrower/Description	Principal Amount (000's omitted)		Value
Bahamas — 0.6%
Commonwealth of the Bahamas, 8.887%, (6 mo. EURIBOR + 6.85%), 11/24/28	EUR	18,445	$ 21,817,728
			$ 21,817,728
Ivory Coast — 0.0%†
Republic of Ivory Coast, Term Loan, 7.781%, (6 mo. EURIBOR + 5.75%), 1/6/28(19)	EUR	525	$ 608,268
			$ 608,268
Tanzania — 1.7%
Government of the United Republic of Tanzania:
Term Loan, 9.682%, (6 mo. USD Term SOFR + 5.45%), 2/27/31(19)	USD	40,200	$ 39,798,000
Term Loan, 10.862%, (6 mo. USD Term SOFR + 6.30%), 4/28/31(19)	USD	22,069	22,221,404
			$ 62,019,404
Total Sovereign Loans (identified cost $83,001,764)			$ 84,445,400

Short-Term Investments — 9.6%
Affiliated Fund — 6.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(20)	223,375,954	$ 223,375,954
Total Affiliated Fund (identified cost $223,375,954)		$ 223,375,954

Sovereign Government Securities — 2.6%
Security	Principal Amount (000's omitted)		Value
Albania — 0.1%
Albanian Treasury Bills, 0.00%, 3/12/26	ALL	149,800	$ 1,722,985
			$ 1,722,985
Egypt — 0.5%
Egypt Treasury Bills:
0.00%, 8/5/25	EGP	132,875	$ 2,740,290
0.00%, 8/5/25	EGP	172,525	3,557,995
0.00%, 8/19/25	EGP	86,275	1,754,539
0.00%, 9/9/25	EGP	10,000	199,994
0.00%, 9/9/25	EGP	7,075	141,496
0.00%, 9/16/25	EGP	43,150	858,295
0.00%, 10/28/25	EGP	33,625	648,230
0.00%, 12/23/25	EGP	480,575	8,915,580
			$ 18,816,419
Nigeria — 0.8%
Nigeria OMO Bills:
0.00%, 9/30/25	NGN	5,111,786	$ 3,200,484
0.00%, 10/7/25	NGN	12,345,875	7,692,404
0.00%, 10/14/25	NGN	20,557,259	12,744,206
0.00%, 11/18/25	NGN	5,429,623	3,291,186
0.00%, 12/16/25	NGN	5,134,468	3,059,750
0.00%, 2/24/26	NGN	234,269	134,216
0.00%, 2/25/26	NGN	989,018	565,513
			$ 30,687,759
Uruguay — 1.2%
Uruguay Monetary Regulation Bills:
0.00%, 9/10/25	UYU	727,000	$ 17,973,684
0.00%, 10/1/25	UYU	213,240	5,234,534
0.00%, 10/31/25	UYU	77,512	1,888,998
0.00%, 11/7/25	UYU	71,457	1,743,320

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Uruguay (continued)
Uruguay Monetary Regulation Bills: (continued)
0.00%, 12/5/25	UYU	296,000	$ 7,177,972
0.00%, 12/19/25	UYU	332,488	8,016,181
0.00%, 12/30/25	UYU	32,700	788,731
0.00%, 3/6/26	UYU	71,457	1,699,067
			$ 44,522,487
Total Sovereign Government Securities (identified cost $92,552,118)			$ 95,749,650

U.S. Treasury Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 8/14/25(21)	$15,000	$ 14,976,837
0.00%, 8/21/25(21)	10,000	9,976,161
0.00%, 9/4/25(21)	2,700	2,689,111
Total U.S. Treasury Obligations (identified cost $27,642,222)		$ 27,642,109
Total Short-Term Investments (identified cost $343,570,294)		$ 346,767,713

Total Purchased Options — 0.0%† (identified cost $2,419,738)	$ 1,585,697
Total Investments — 99.9% (identified cost $3,568,405,552)	$3,622,333,005
Less Unfunded Loan Commitments — (2.1)%	$ (75,073,750)
Net Investments — 97.8% (identified cost $3,493,331,802)	$3,547,259,255
Total Written Options — (0.2)% (premiums received $5,588,193)	$ (5,513,753)
Other Assets, Less Liabilities — 2.4%	$ 84,502,190
Net Assets — 100.0%	$3,626,247,692

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2025, the aggregate value of these securities is $558,290,744 or 15.4% of the Fund's net assets.
(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2025, the aggregate value of these securities is $1,191,146,140 or 32.8% of the Fund's net assets.
(3)	Step coupon security. Interest rate represents the rate in effect at July 31, 2025.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(7)	Variable rate security whose coupon rate is linked to the issuer’s mining activity revenue. The coupon rate shown represents the rate in effect at July 31, 2025.
(8)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(9)	When-issued security.
(10)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(11)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At July 31, 2025, the total value of unfunded loan commitments is $75,073,750. See Note 1F for description.

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

(14)	This Senior Loan will settle after July 31, 2025, at which time the interest rate will be determined.
(15)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(16)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(17)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(18)	Non-income producing security.
(19)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2025.
(20)	May be deemed to be an affiliated investment company (see Note 11). The rate shown is the annualized seven-day yield as of July 31, 2025.
(21)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call CNH	Barclays Bank PLC	USD	61,200,000	CNH	7.00	1/26/26	$ 306,245
Put USD vs. Call CNH	Deutsche Bank AG	USD	69,600,000	CNH	7.00	1/29/26	361,363
Put USD vs. Call CNH	Goldman Sachs International	USD	50,000,000	CNH	7.00	1/22/26	241,750
Put USD vs. Call CNH	Goldman Sachs International	USD	2,890,000	CNH	7.00	1/29/26	15,005
Put USD vs. Call CNH	Standard Chartered Bank	USD	25,040,000	CNH	7.00	1/26/26	125,300
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	42,300,000	INR	85.50	1/25/29	261,414
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	22,600,000	INR	85.50	1/25/29	139,668
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	21,770,000	INR	85.50	1/30/29	134,952
Total							$1,585,697
†	Amount is less than 0.05% or (0.05)%, as applicable.
Written Currency Options (OTC) — (0.2)%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	7,912,000	BRL	7.00	7/12/27	$(2,843,992)
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	6,328,000	BRL	7.00	7/14/27	(2,279,675)
Put USD vs. Call KRW	Barclays Bank PLC	USD	24,000,000	KRW	1,300.00	1/26/26	(139,344)
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	32,700,000	KRW	1,300.00	1/22/26	(183,741)
Put USD vs. Call KRW	Standard Chartered Bank	USD	11,540,000	KRW	1,300.00	1/26/26	(67,001)
Total							$(5,513,753)
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
CLP	260,000,000	USD	279,865	9/17/25	$ (12,529)
CLP	394,000,000	USD	421,950	9/17/25	(16,834)
CLP	1,851,000,000	USD	1,991,848	9/17/25	(88,623)
CLP	6,484,000,000	USD	6,966,575	9/17/25	(299,634)

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
CLP	7,521,000,000	USD	8,047,810	9/17/25	$ (314,611)
CLP	7,781,000,000	USD	8,326,110	9/17/25	(325,576)
CLP	8,022,131,031	USD	8,604,021	9/17/25	(355,552)
CLP	8,300,000,000	USD	8,919,935	9/17/25	(385,758)
CLP	13,433,070,000	USD	14,320,359	9/17/25	(508,286)
CLP	14,805,000,000	USD	15,909,433	9/17/25	(686,722)
CLP	24,187,268,969	USD	25,941,985	9/17/25	(1,072,291)
EUR	1,339,656	USD	1,577,107	9/17/25	(43,834)
EUR	2,611,917	USD	3,074,875	9/17/25	(85,463)
EUR	3,359,073	USD	3,954,462	9/17/25	(109,910)
EUR	4,610,865	USD	5,428,132	9/17/25	(150,869)
IDR	226,000,000,000	USD	13,659,716	9/17/25	19,093
IDR	238,000,000,000	USD	14,391,099	9/17/25	14,018
IDR	37,500,000,000	USD	2,265,861	9/17/25	3,853
IDR	41,292,018,698	USD	2,516,272	9/17/25	(17,043)
IDR	157,342,782,000	USD	9,564,911	9/17/25	(41,628)
IDR	224,720,000,000	USD	13,654,150	9/17/25	(52,814)
IDR	184,772,261,000	USD	11,241,240	9/17/25	(57,769)
IDR	247,983,006,000	USD	15,067,627	9/17/25	(58,281)
IDR	237,712,689,000	USD	14,485,843	9/17/25	(98,116)
IDR	332,445,000,000	USD	20,234,023	9/17/25	(112,556)
INR	216,000,000	USD	2,490,244	9/17/25	(27,833)
INR	216,000,000	USD	2,491,111	9/17/25	(28,700)
INR	220,000,000	USD	2,538,821	9/17/25	(30,810)
INR	173,000,000	USD	2,013,590	9/17/25	(41,381)
INR	1,351,175,000	USD	15,582,689	9/17/25	(179,226)
INR	1,614,025,000	USD	18,611,912	9/17/25	(211,945)
INR	1,222,026,022	USD	14,270,018	9/17/25	(338,860)
INR	1,222,423,978	USD	14,283,774	9/17/25	(348,079)
INR	1,222,000,000	USD	14,279,738	9/17/25	(348,876)
INR	1,870,000,000	USD	21,857,234	9/17/25	(539,138)
INR	4,715,000,000	USD	54,392,968	9/17/25	(641,727)
KRW	5,363,000,000	USD	3,890,743	9/17/25	(38,028)
KRW	6,435,000,000	USD	4,662,939	9/17/25	(40,111)
KRW	6,435,000,000	USD	4,662,979	9/17/25	(40,152)
KRW	6,239,120,000	USD	4,526,678	9/17/25	(44,568)
KRW	7,508,000,000	USD	5,444,012	9/17/25	(50,354)
KRW	4,403,890,000	USD	3,219,915	9/17/25	(56,212)
KRW	8,676,000,000	USD	6,325,638	9/17/25	(92,903)
KRW	13,450,200,000	USD	9,780,185	9/17/25	(117,722)
KRW	22,202,000,000	USD	16,095,404	9/17/25	(145,752)
KRW	22,202,000,000	USD	16,097,749	9/17/25	(148,097)
KRW	8,443,000,000	USD	6,283,513	9/17/25	(218,163)
KRW	20,105,150,000	USD	14,905,854	9/17/25	(462,554)

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
KRW	20,105,150,000	USD	14,918,075	9/17/25	$ (474,775)
KRW	74,375,450,000	USD	54,447,621	9/17/25	(1,017,184)
TWD	91,000,000	USD	3,123,070	9/17/25	(70,224)
TWD	115,500,000	USD	3,959,412	9/17/25	(84,647)
TWD	118,000,000	USD	4,043,712	9/17/25	(85,078)
TWD	118,000,000	USD	4,044,475	9/17/25	(85,841)
TWD	182,000,000	USD	6,250,116	9/17/25	(144,425)
TWD	200,430,000	USD	6,870,747	9/17/25	(146,771)
TWD	218,000,000	USD	7,471,049	9/17/25	(157,639)
TWD	265,000,000	USD	9,082,185	9/17/25	(192,031)
TWD	514,650,000	USD	17,511,058	9/17/25	(245,708)
TWD	451,670,000	USD	15,423,254	9/17/25	(270,742)
TWD	397,000,000	USD	13,621,547	9/17/25	(303,090)
TWD	398,000,000	USD	13,659,139	9/17/25	(307,134)
TWD	625,000,000	USD	21,342,494	9/17/25	(375,150)
USD	37,486,322	CLP	35,627,000,000	9/17/25	854,134
USD	30,747,018	CLP	29,388,000,000	9/17/25	529,859
USD	16,066,036	CLP	15,269,000,000	9/17/25	366,233
USD	7,686,835	CLP	7,347,000,000	9/17/25	132,545
USD	1,508,307	CLP	1,439,000,000	9/17/25	28,706
USD	1,080,618	CLP	1,027,000,000	9/17/25	24,642
USD	1,073,866	CLP	1,029,000,000	9/17/25	15,834
USD	676,570	CLP	643,000,000	9/17/25	15,428
USD	896,846	CLP	858,470,000	9/17/25	14,155
USD	428,920	CLP	411,000,000	9/17/25	6,324
USD	131,944,628	EUR	113,218,289	9/17/25	2,363,156
USD	64,916,337	EUR	55,703,038	9/17/25	1,162,665
USD	59,069,026	EUR	50,685,611	9/17/25	1,057,939
USD	26,154,740	EUR	22,216,848	9/17/25	726,941
USD	36,340,951	EUR	31,183,235	9/17/25	650,874
USD	32,632,253	EUR	28,000,896	9/17/25	584,450
USD	28,951,907	EUR	24,842,886	9/17/25	518,535
USD	24,566,638	EUR	21,080,000	9/17/25	439,994
USD	20,412,582	EUR	17,515,511	9/17/25	365,594
USD	13,740,429	EUR	11,790,308	9/17/25	246,094
USD	12,678,254	EUR	10,878,883	9/17/25	227,070
USD	10,892,176	EUR	9,346,296	9/17/25	195,081
USD	10,397,068	EUR	8,921,456	9/17/25	186,214
USD	8,188,091	EUR	7,025,990	9/17/25	146,650
USD	4,835,693	EUR	4,107,625	9/17/25	134,403
USD	7,213,810	EUR	6,189,985	9/17/25	129,201
USD	4,174,256	EUR	3,581,822	9/17/25	74,762
USD	424,672	EUR	364,400	9/17/25	7,606
USD	423,113	EUR	363,063	9/17/25	7,578

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	157,509	EUR	135,155	9/17/25	$ 2,821
USD	40,648,205	IDR	663,460,000,000	9/17/25	491,822
USD	37,449,160	IDR	611,850,000,000	9/17/25	416,509
USD	25,500,610	IDR	416,322,956,000	9/17/25	302,370
USD	9,175,442	IDR	149,000,000,000	9/17/25	157,112
USD	6,319,057	IDR	102,716,274,530	9/17/25	102,082
USD	5,721,347	IDR	92,949,000,000	9/17/25	95,543
USD	5,673,937	IDR	92,610,000,000	9/17/25	68,652
USD	5,227,642	IDR	85,410,000,000	9/17/25	58,142
USD	3,559,647	IDR	58,114,800,698	9/17/25	42,208
USD	23,072,522	INR	1,976,000,000	9/17/25	546,021
USD	275,839	PEN	1,000,000	9/17/25	(2,153)
USD	827,518	PEN	3,000,000	9/17/25	(6,460)
USD	549,073	PEN	2,000,000	9/17/25	(6,912)
USD	548,953	PEN	2,000,000	9/17/25	(7,032)
USD	548,772	PEN	2,000,000	9/17/25	(7,213)
USD	1,103,357	PEN	4,000,000	9/17/25	(8,613)
USD	1,746,882	PEN	6,330,000	9/17/25	(12,811)
USD	1,097,906	PEN	4,000,000	9/17/25	(14,064)
USD	1,372,684	PEN	5,000,000	9/17/25	(17,279)
USD	1,371,930	PEN	5,000,000	9/17/25	(18,032)
USD	2,699,452	PEN	9,781,734	9/17/25	(19,797)
USD	1,647,220	PEN	6,000,000	9/17/25	(20,735)
USD	1,646,859	PEN	6,000,000	9/17/25	(21,097)
USD	1,920,702	PEN	7,000,000	9/17/25	(25,245)
USD	3,957,115	PEN	14,339,000	9/17/25	(29,021)
USD	15,446,998	PEN	56,000,000	9/17/25	(120,585)
USD	25,800,785	PEN	94,000,000	9/17/25	(330,514)
USD	28,002,745	PEN	102,000,000	9/17/25	(352,494)
USD	27,987,378	PEN	102,000,000	9/17/25	(367,861)
USD	62,141,499	PEN	225,175,936	9/17/25	(455,733)
USD	11,417,189	TWD	329,580,000	9/17/25	360,521
USD	6,326,812	TWD	185,070,000	9/17/25	118,130
TWD	434,100,000	USD	13,931,322	4/28/26	1,116,629
TWD	329,400,000	USD	10,577,016	4/28/26	841,540
TWD	311,499,880	USD	9,988,452	4/28/26	809,601
USD	38,703,866	TWD	1,074,999,880	4/28/26	1,439,305
USD	3,898,911	PHP	218,300,000	5/7/26	172,314
USD	1,553,710	PHP	87,000,000	5/7/26	68,534
USD	991,904	PHP	55,500,000	5/7/26	44,464
USD	14,789,736	PHP	830,000,000	5/12/26	622,392
USD	10,850,231	PHP	610,000,000	5/12/26	438,087
USD	9,976,840	PHP	560,000,000	5/12/26	418,150
USD	9,795,192	PHP	550,000,000	5/12/26	407,192

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	10,639,241	PHP	600,000,000	5/12/26	$ 397,788
USD	8,878,787	PHP	500,000,000	5/12/26	344,242
USD	8,861,792	PHP	500,000,000	5/12/26	327,247
USD	8,193,927	PHP	461,400,000	5/12/26	318,249
USD	5,829,916	PHP	327,000,000	5/12/26	248,324
USD	4,952,956	PHP	278,000,000	5/12/26	207,749
USD	5,321,130	PHP	300,000,000	5/12/26	200,404
USD	5,320,375	PHP	300,000,000	5/12/26	199,649
USD	3,356,678	PHP	187,400,000	5/12/26	157,931
USD	3,505,778	PHP	197,200,000	5/12/26	139,753
USD	2,542,752	PHP	142,000,000	5/12/26	118,942
USD	2,529,841	PHP	142,000,000	5/12/26	106,031
USD	1,532,553	PHP	85,400,000	5/12/26	74,853
					$8,340,954
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	1,277,780,032	USD	2,365,339	ICBC Standard Bank plc	8/7/25	$ —	$ (4,738)
EUR	2,261,770	USD	2,647,086	HSBC Bank USA, N.A.	8/8/25	—	(65,275)
EUR	4,909,895	USD	5,634,613	Standard Chartered Bank	8/8/25	—	(29,968)
EUR	372,237	USD	431,711	UBS AG	8/8/25	—	(6,803)
EUR	674,241	USD	782,286	UBS AG	8/8/25	—	(12,640)
EUR	471,830	USD	552,437	UBS AG	8/8/25	—	(13,844)
EUR	922,840	USD	1,083,293	UBS AG	8/8/25	—	(29,871)
EUR	2,467,494	USD	2,894,608	UBS AG	8/8/25	—	(77,963)
EUR	7,581,800	USD	8,800,102	UBS AG	8/8/25	—	(145,477)
EUR	8,562,500	USD	10,053,031	UBS AG	8/8/25	—	(278,937)
KZT	2,054,688,404	USD	3,916,303	Bank of America, N.A.	8/8/25	—	(121,530)
KZT	2,425,000,000	USD	4,573,315	JPMorgan Chase Bank, N.A.	8/8/25	—	(94,619)
USD	2,031,040	EUR	1,775,600	HSBC Bank USA, N.A.	8/8/25	4,193	—
USD	2,741,980	EUR	2,364,376	State Street Bank and Trust Company	8/8/25	43,044	—
USD	6,514,712	EUR	5,560,384	UBS AG	8/8/25	167,533	—
USD	5,886,822	EUR	5,029,373	UBS AG	8/8/25	145,793	—
EGP	340,469,141	USD	6,236,841	Goldman Sachs International	8/11/25	741,438	—
EGP	964,264,302	USD	17,670,227	Citibank, N.A.	8/12/25	2,080,687	—
EGP	237,918,558	USD	4,758,371	Goldman Sachs International	8/12/25	114,887	—
EGP	66,843,912	USD	1,335,276	Goldman Sachs International	8/12/25	33,880	—
EGP	66,531,783	USD	1,330,636	Goldman Sachs International	8/12/25	32,127	—
KZT	632,879,458	USD	1,190,093	JPMorgan Chase Bank, N.A.	8/12/25	—	(22,601)
USD	4,024,982	EGP	220,327,521	Standard Chartered Bank	8/12/25	—	(487,961)

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	10,477,148	EGP	573,100,000	Standard Chartered Bank	8/12/25	$ —	$ (1,261,593)
USD	1,388,332	GHS	19,117,327	ICBC Standard Bank plc	8/13/25	—	(425,754)
USD	3,567,239	KZT	1,892,776,761	Citibank, N.A.	8/13/25	76,593	—
KZT	1,626,325,077	USD	3,106,638	JPMorgan Chase Bank, N.A.	8/14/25	—	(108,255)
USD	1,534,000	GHS	19,175,000	Standard Chartered Bank	8/22/25	—	(280,107)
UZS	12,843,930,000	USD	904,502	ICBC Standard Bank plc	8/29/25	100,238	—
UZS	12,843,931,000	USD	904,502	JPMorgan Chase Bank, N.A.	8/29/25	100,238	—
UZS	12,866,543,000	USD	904,502	JPMorgan Chase Bank, N.A.	9/4/25	100,474	—
USD	820,849	GHS	9,029,408	Standard Chartered Bank	9/5/25	—	(29,442)
KZT	3,220,311,815	USD	6,053,218	ICBC Standard Bank plc	9/8/25	—	(158,409)
UZS	5,925,285,000	USD	415,809	Citibank, N.A.	9/8/25	46,628	—
UYU	16,187,000	USD	397,227	Citibank, N.A.	9/9/25	4,160	—
EGP	361,922,851	USD	6,482,587	Goldman Sachs International	9/11/25	800,845	—
USD	2,659,774	KZT	1,442,661,436	Citibank, N.A.	9/12/25	21,752	—
KZT	2,882,131,615	USD	5,461,212	Standard Chartered Bank	9/16/25	—	(196,552)
USD	3,800,963	TRY	164,924,707	Standard Chartered Bank	9/16/25	—	(110,592)
USD	28,474,777	TRY	1,237,780,000	Standard Chartered Bank	9/16/25	—	(881,915)
EGP	600,000,000	USD	12,057,878	Bank of America, N.A.	9/17/25	—	(11,499)
EUR	2,545,030	PLN	11,000,000	Standard Chartered Bank	9/17/25	—	(20,252)
EUR	41,634,862	PLN	180,000,000	Standard Chartered Bank	9/17/25	—	(344,088)
EUR	66,515,894	PLN	286,241,839	UBS AG	9/17/25	—	(196,055)
EUR	363,063	USD	419,986	JPMorgan Chase Bank, N.A.	9/17/25	—	(4,450)
KZT	4,003,857,312	USD	7,252,445	JPMorgan Chase Bank, N.A.	9/17/25	59,297	—
MXN	371,500,000	USD	19,476,162	Barclays Bank PLC	9/17/25	123,628	—
MXN	70,000,000	USD	3,746,091	Barclays Bank PLC	9/17/25	—	(52,994)
MXN	260,000,000	USD	13,604,727	HSBC Bank USA, N.A.	9/17/25	112,488	—
MXN	157,500,000	USD	8,286,439	Standard Chartered Bank	9/17/25	23,028	—
MXN	157,500,000	USD	8,293,348	Standard Chartered Bank	9/17/25	16,119	—
USD	3,601,580	JPY	509,991,699	Deutsche Bank AG	9/17/25	203,074	—
USD	7,427,156	KZT	3,942,334,601	Citibank, N.A.	9/17/25	227,766	—
USD	5,517,556	MXN	106,073,000	Bank of America, N.A.	9/17/25	—	(78,699)
USD	45,227,475	MXN	862,696,000	Barclays Bank PLC	9/17/25	—	(287,089)
USD	4,460,228	MXN	86,322,000	Citibank, N.A.	9/17/25	—	(93,993)
USD	17,011,301	MXN	328,000,000	Goldman Sachs International	9/17/25	—	(293,494)
USD	11,166,289	MXN	213,399,000	HSBC Bank USA, N.A.	9/17/25	—	(92,326)
USD	17,194,466	MXN	320,527,414	JPMorgan Chase Bank, N.A.	9/17/25	283,914	—
USD	53,739,923	MXN	1,016,500,000	Standard Chartered Bank	9/17/25	110,887	—
USD	1,184,965	MXN	23,000,000	Standard Chartered Bank	9/17/25	—	(28,481)
USD	45,718,196	MXN	879,814,668	Standard Chartered Bank	9/17/25	—	(699,525)
USD	4,365,346	MXN	84,544,097	UBS AG	9/17/25	—	(95,075)
USD	32,477,661	MXN	625,000,000	UBS AG	9/17/25	—	(496,415)
USD	11,414,078	ZAR	204,643,000	Barclays Bank PLC	9/17/25	213,991	—
USD	6,298,126	ZAR	112,000,000	Goldman Sachs International	9/17/25	168,379	—
USD	7,307,285	ZAR	131,252,896	Goldman Sachs International	9/17/25	123,829	—

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	15,624,118	ZAR	278,436,564	Standard Chartered Bank	9/17/25	$ 385,318	$ —
UYU	33,000,000	USD	818,047	Citibank, N.A.	9/17/25	—	(485)
UYU	252,000,000	USD	6,245,353	Citibank, N.A.	9/17/25	—	(2,152)
UYU	189,156,000	USD	4,693,697	Citibank, N.A.	9/17/25	—	(7,431)
UYU	187,657,000	USD	4,603,385	Goldman Sachs International	9/17/25	45,744	—
ZAR	66,170,000	USD	3,679,032	Goldman Sachs International	9/17/25	—	(57,555)
KZT	1,356,593,766	USD	2,452,976	Citibank, N.A.	9/22/25	21,147	—
KZT	2,806,783,236	USD	5,195,822	Citibank, N.A.	9/22/25	—	(76,880)
KZT	1,807,520,000	USD	3,375,415	Standard Chartered Bank	9/22/25	—	(78,904)
TRY	138,994,119	USD	3,082,960	Standard Chartered Bank	9/22/25	197,302	—
USD	3,044,754	TRY	138,994,119	Standard Chartered Bank	9/22/25	—	(235,508)
UZS	25,823,149,549	USD	1,910,844	ICBC Standard Bank plc	9/25/25	97,632	—
TRY	599,014,349	USD	13,050,526	Standard Chartered Bank	9/26/25	1,039,790	—
USD	6,481,493	TRY	294,346,401	Standard Chartered Bank	9/26/25	—	(442,271)
USD	6,710,546	TRY	304,667,948	Standard Chartered Bank	9/26/25	—	(456,006)
UYU	127,000,000	USD	3,132,554	Goldman Sachs International	10/3/25	8,180	—
USD	2,614,724	NGN	5,111,786,000	Goldman Sachs International	10/7/25	—	(629,566)
UYU	149,000,000	USD	3,674,929	Bank of America, N.A.	10/7/25	8,207	—
NGN	688,700,000	USD	362,474	JPMorgan Chase Bank, N.A.	10/9/25	74,240	—
USD	425,124	NGN	688,700,000	Goldman Sachs International	10/9/25	—	(11,590)
UYU	19,000,000	USD	464,548	Bank of America, N.A.	10/9/25	5,006	—
USD	2,537,752	NGN	4,925,904,000	JPMorgan Chase Bank, N.A.	10/10/25	—	(584,459)
EGP	153,261,000	USD	3,011,022	Bank of America, N.A.	10/15/25	29,742	—
EGP	199,804,162	USD	3,633,133	Citibank, N.A.	10/15/25	331,067	—
USD	3,785,700	NGN	7,419,971,459	JPMorgan Chase Bank, N.A.	10/15/25	—	(907,070)
EGP	361,379,000	USD	6,332,206	Standard Chartered Bank	10/23/25	808,361	—
MXN	116,761,800	USD	5,476,401	Bank of America, N.A.	10/24/25	659,528	—
MXN	171,859,000	USD	8,314,417	UBS AG	10/24/25	716,915	—
USD	8,315,011	MXN	171,858,800	Standard Chartered Bank	10/24/25	—	(716,311)
USD	5,475,348	MXN	116,761,800	UBS AG	10/24/25	—	(660,581)
EGP	174,342,399	USD	3,124,416	Goldman Sachs International	10/27/25	313,419	—
USD	912,320	GHS	13,082,668	ICBC Standard Bank plc	2/17/26	—	(188,483)
USD	134,792	NGN	234,269,000	Citibank, N.A.	2/26/26	—	(4,090)
NGN	269,584,000	USD	142,261	Citibank, N.A.	2/27/26	17,457	—
USD	726,256	NGN	1,258,602,000	Citibank, N.A.	2/27/26	—	(19,415)
TRY	149,304,621	USD	2,914,934	Standard Chartered Bank	3/23/26	105,961	—
USD	2,815,718	TRY	149,304,621	Standard Chartered Bank	3/23/26	—	(205,177)
UZS	52,908,750,000	USD	3,296,495	Standard Chartered Bank	3/25/26	662,851	—
TRY	695,587,468	USD	13,050,526	Standard Chartered Bank	3/26/26	989,732	—
USD	2,432,521	TRY	130,384,151	Standard Chartered Bank	3/26/26	—	(199,251)
USD	10,440,254	TRY	565,203,317	Standard Chartered Bank	3/26/26	—	(968,233)
UZS	29,613,121,000	USD	1,839,324	Deutsche Bank AG	10/5/26	287,119	—
UZS	16,312,875,642	USD	1,013,222	Deutsche Bank AG	10/7/26	157,610	—
USD	1,265,121	JPY	182,244,054	Standard Chartered Bank	1/7/27	—	(3,247)

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,223,741	JPY	178,339,671	Standard Chartered Bank	1/7/27	$ —	$ (17,454)
UZS	16,830,497,000	USD	938,416	Deutsche Bank AG	10/25/27	166,962	—
UZS	19,470,202,000	USD	1,089,059	Deutsche Bank AG	11/8/27	185,089	—
						$13,595,289	$(14,111,400)
Forward Volatility Agreements (OTC)
Reference Entity	Counterparty	Strike Volatility Rate	Expiration Date(1)	Notional Amount (000s omitted)	Value/Unrealized Appreciation (Depreciation)
USD vs. INR, 6 month term	Citibank, N.A.	4.69%	4/15/26	$33,467	$(3,715)
USD vs. INR, 6 month term	Deutsche Bank AG	4.80	4/15/26	33,467	(24,264)
USD vs. INR, 6 month term	Deutsche Bank AG	4.58	4/22/26	33,470	18,308
USD vs. INR, 6 month term	JPMorgan Chase Bank, N.A.	4.60	4/21/26	14,559	5,853
					$(3,818)
(1)	At the expiration date, the Fund will purchase from the counterparty an option straddle expiring in 6 months with a strike rate to be determined on this date.
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
8/7/25	COP	64,730,000	Republic of Colombia, 6.00%, 4/28/28	BNP Paribas	$15,464,410	$ 137,571
8/7/25	COP	27,034,000	Republic of Colombia, 6.00%, 4/28/28	BNP Paribas	6,458,595	69,901
8/7/25	COP	8,000,000	Republic of Colombia, 6.00%, 4/28/28	BNP Paribas	1,911,251	29,168
8/7/25	COP	41,057,000	Republic of Colombia, 7.75%, 9/18/30	BNP Paribas	9,808,779	4,738
8/7/25	COP	40,361,000	Republic of Colombia, 7.75%, 9/18/30	BNP Paribas	9,642,500	30,123
8/7/25	COP	29,227,000	Republic of Colombia, 7.75%, 9/18/30	BNP Paribas	6,982,517	15,348
8/7/25	COP	17,397,000	Republic of Colombia, 7.75%, 9/18/30	BNP Paribas	4,156,254	35,644
8/28/25	COP	30,442,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	7,272,788	88,313
8/28/25	COP	27,177,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	6,492,759	78,692
8/29/25	COP	39,707,000	Republic of Colombia, 6.00%, 4/28/28	Citibank, N.A.	9,486,256	31,798
9/5/25	COP	106,337,000	Republic of Colombia, 6.00%, 4/28/28	Citibank, N.A.	25,404,588	222,316

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Non-Deliverable Bond Forward Contracts* (continued)
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
9/5/25	COP	50,956,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	$12,173,714	$ 119,436
9/18/25	COP	207,072,660	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	49,470,980	292,967
9/23/25	COP	79,125,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	18,903,467	52,136
10/6/25	COP	84,055,000	Republic of Colombia, 6.00%, 4/28/28	Barclays Bank PLC	20,081,276	134,545
10/6/25	COP	55,935,000	Republic of Colombia, 6.00%, 4/28/28	Barclays Bank PLC	13,363,228	56,326
						$1,399,022
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(523)	Short	9/8/25	$ (69,992,285)	$ 453,403
Euro-Bund	(832)	Short	9/8/25	(123,147,291)	809,080
Euro-Buxl	(42)	Short	9/8/25	(5,626,068)	168,671
Japan 10-Year Bond	(3)	Short	9/12/25	(2,745,955)	11,728
U.S. 2-Year Treasury Note	(1,112)	Short	9/30/25	(230,166,626)	226,025
U.S. 5-Year Treasury Note	(5,322)	Short	9/30/25	(575,690,719)	(2,667,122)
U.S. 10-Year Treasury Note	(1,781)	Short	9/19/25	(197,802,313)	(1,993,258)
U.S. Long Treasury Bond	(171)	Short	9/19/25	(19,526,063)	(641,655)
U.S. Ultra 10-Year Treasury Note	(250)	Short	9/19/25	(28,269,531)	(512,933)
					$(4,146,061)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	55,795,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.24% (pays quarterly)	6/18/28	$ 37,287	$ —	$ 37,287
COP	25,975,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.26% (pays quarterly)	6/18/28	13,199	—	13,199

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	34,238,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.28% (pays quarterly)	6/18/28	$ 14,107	$ —	$ 14,107
COP	51,951,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.28% (pays quarterly)	6/18/28	19,742	—	19,742
COP	46,341,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.29% (pays quarterly)	6/18/28	14,641	—	14,641
COP	22,897,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.32% (pays quarterly)	6/18/28	2,833	—	2,833
COP	52,943,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.33% (pays quarterly)	6/18/28	3,158	—	3,158
COP	52,943,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.35% (pays quarterly)	6/18/28	(3,625)	—	(3,625)
COP	43,431,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.38% (pays quarterly)	6/18/28	(11,321)	—	(11,321)
COP	43,431,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.40% (pays quarterly)	6/18/28	(16,886)	—	(16,886)
COP	70,012,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.42% (pays quarterly)	6/18/28	(36,192)	—	(36,192)
COP	46,675,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.43% (pays quarterly)	6/18/28	(27,118)	—	(27,118)
COP	21,996,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.44% (pays quarterly)	6/18/28	(14,189)	—	(14,189)
COP	87,543,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.48% (pays quarterly)	6/18/28	(78,907)	—	(78,907)
COP	7,000,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.52% (pays quarterly)	6/18/28	(7,879)	—	(7,879)
COP	35,490,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.67% (pays quarterly)	9/17/30	(10,401)	—	(10,401)
COP	24,355,957	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.69% (pays quarterly)	9/17/30	(11,838)	—	(11,838)
COP	14,266,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.70% (pays quarterly)	9/17/30	(7,622)	—	(7,622)
COP	34,794,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.72% (pays quarterly)	9/17/30	(25,304)	—	(25,304)
CZK	142,000	Receives	6-month CZK PRIBOR (pays semi-annually)	4.56% (pays annually)	12/20/28	(313,749)	—	(313,749)
CZK	60,598	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	41,025	—	41,025

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
INR	2,628,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.66% (pays semi-annually)	9/17/30	$ (67,644)	$ —	$ (67,644)
INR	2,728,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.67% (pays semi-annually)	9/17/30	(62,353)	—	(62,353)
INR	4,011,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.67% (pays semi-annually)	9/17/30	(85,899)	—	(85,899)
INR	2,728,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.68% (pays semi-annually)	9/17/30	(50,562)	—	(50,562)
INR	2,433,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.68% (pays semi-annually)	9/17/30	(44,511)	—	(44,511)
INR	3,209,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.68% (pays semi-annually)	9/17/30	(50,231)	—	(50,231)
INR	2,126,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.69% (pays semi-annually)	9/17/30	(26,134)	—	(26,134)
INR	2,200,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.74% (pays semi-annually)	9/17/30	22,611	—	22,611
KRW	70,408,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.32% (pays quarterly)	6/18/27	(89,267)	—	(89,267)
KRW	91,530,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	6/18/27	(106,839)	8,303	(98,536)
KRW	99,134,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.34% (pays quarterly)	6/18/27	(104,544)	17,587	(86,957)
KRW	148,066,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.34% (pays quarterly)	6/18/27	(150,593)	(784)	(151,377)
KRW	80,391,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(62,311)	—	(62,311)
KRW	136,361,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(100,894)	—	(100,894)
KRW	56,951,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(37,724)	—	(37,724)
KRW	6,138,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.63% (pays quarterly)	3/19/35	388	—	388
KRW	11,067,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(38,522)	—	(38,522)
KRW	22,688,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(86,282)	—	(86,282)
KRW	9,047,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.70% (pays quarterly)	3/19/35	(40,235)	—	(40,235)
KRW	8,647,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	(89,718)	—	(89,718)

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	11,483,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	$ (119,514)	$ —	$ (119,514)
KRW	22,965,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.81% (pays quarterly)	3/19/35	(257,514)	—	(257,514)
KRW	17,357,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.65% (pays quarterly)	9/17/35	(175)	—	(175)
KRW	29,528,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.65% (pays quarterly)	9/17/35	(5,076)	—	(5,076)
KRW	14,576,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.65% (pays quarterly)	9/19/35	(449)	—	(449)
MXN	1,028,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.32% (pays monthly)	6/6/35	290,227	—	290,227
MYR	52,200	Pays	3-month MYR KLIBOR (pays quarterly)	3.20% (pays quarterly)	9/17/30	43,560	—	43,560
MYR	84,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.20% (pays quarterly)	9/17/30	71,011	—	71,011
PLN	27,835	Receives	6-month PLN WIBOR (pays semi-annually)	4.27% (pays annually)	6/18/35	183,734	—	183,734
PLN	108,780	Receives	6-month PLN WIBOR (pays semi-annually)	4.31% (pays annually)	6/18/35	613,797	—	613,797
PLN	144,025	Receives	6-month PLN WIBOR (pays semi-annually)	4.34% (pays annually)	6/18/35	734,051	—	734,051
ZAR	573,833	Pays	3-month ZAR JIBAR (pays quarterly)	8.71% (pays quarterly)	6/18/35	1,026,723	—	1,026,723
ZAR	769,997	Pays	3-month ZAR JIBAR (pays quarterly)	8.72% (pays quarterly)	6/18/35	1,407,519	—	1,407,519
ZAR	764,500	Pays	3-month ZAR JIBAR (pays quarterly)	8.47% (pays quarterly)	9/17/35	412,437	—	412,437
ZAR	156,574	Pays	3-month ZAR JIBAR (pays quarterly)	8.48% (pays quarterly)	9/17/35	90,405	—	90,405
ZAR	109,216	Pays	3-month ZAR JIBAR (pays quarterly)	8.49% (pays quarterly)	9/17/35	67,202	—	67,202
ZAR	371,265	Pays	3-month ZAR JIBAR (pays quarterly)	8.65% (pays quarterly)	9/17/35	448,039	—	448,039
ZAR	320,735	Pays	3-month ZAR JIBAR (pays quarterly)	8.76% (pays quarterly)	9/17/35	519,611	—	519,611
Total						$3,835,285	$25,106	$3,860,391

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Nigeria	$2,437	1.00% (pays quarterly)(1)	4.56%	6/20/30	$(342,760)	$638,775	$296,015
Total	$2,437				$(342,760)	$638,775	$296,015
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	$50	1.00% (pays quarterly)(1)	6/20/30	$ 1,094	$ (1,707)	$ (613)
Mexico	0	1.00% (pays quarterly)(1)	12/20/25	—	4,421	4,421
Petroleo Brasileiro S.A.	62,664	1.00% (pays quarterly)(1)	6/20/30	1,543,241	(2,923,391)	(1,380,150)
Turkey	21,574	1.00% (pays quarterly)(1)	6/20/30	1,573,590	(1,776,367)	(202,777)
Total				$3,117,925	$(4,697,044)	$(1,579,119)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Benin	Barclays Bank PLC	$ 1,000	1.00% (pays quarterly)(1)	2.34%	6/20/27	$ (22,800)	$ 52,030	$ 29,230
Benin	Barclays Bank PLC	1,000	1.00% (pays quarterly)(1)	2.34	6/20/27	(22,800)	50,875	28,075
Benin	Barclays Bank PLC	1,200	1.00% (pays quarterly)(1)	2.60	12/20/27	(41,205)	77,202	35,997
Benin	Citibank, N.A.	958	1.00% (pays quarterly)(1)	2.76	6/20/28	(43,485)	95,721	52,236
Ivory Coast	Deutsche Bank AG	10,219	1.00% (pays quarterly)(1)	2.34	6/20/27	(233,491)	500,440	266,949
Ivory Coast	Deutsche Bank AG	11,383	1.00% (pays quarterly)(1)	2.34	6/20/27	(260,081)	556,767	296,686
Pan American Energy	Barclays Bank PLC	7,020	1.00% (pays quarterly)(1)	0.68	12/20/25	16,795	53,730	70,525
Petroleos Mexicanos	Barclays Bank PLC	5,460	1.00% (pays quarterly)(1)	2.44	12/20/26	(98,310)	113,559	15,249
Petroleos Mexicanos	Barclays Bank PLC	6,801	1.00% (pays quarterly)(1)	2.55	6/20/27	(179,839)	213,637	33,798
Petroleos Mexicanos	Deutsche Bank AG	39,709	4.00% (pays monthly)(1)	3.54	7/6/26	324,818	—	324,818

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Credit Default Swaps - Sell Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	Deutsche Bank AG	$ 17,874	4.20% (pays monthly)(1)	3.54%	7/6/26	$ 165,683	$ —	$ 165,683
Petroleos Mexicanos	Goldman Sachs International	2,532	1.00% (pays quarterly)(1)	2.20	6/20/26	(23,314)	27,618	4,304
Petroleos Mexicanos	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	2.20	6/20/26	(46,317)	52,377	6,060
Petroleos Mexicanos	Goldman Sachs International	5,548	1.00% (pays quarterly)(1)	2.20	6/20/26	(51,085)	188,323	137,238
Petroleos Mexicanos	Goldman Sachs International	2,536	1.00% (pays quarterly)	2.55	6/20/27	(62,559)	65,517	2,958
Petroleos Mexicanos	Goldman Sachs International	2,536	1.00% (pays quarterly)	2.55	6/20/27	(67,130)	67,876	746
Total		$120,776				$(645,120)	$2,115,672	$1,470,552
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Ivory Coast	Barclays Bank PLC	$21,602	1.00% (pays quarterly)(1)	6/20/27	$493,571	$(705,069)	$(211,498)
Total					$493,571	$(705,069)	$(211,498)
*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2025, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $123,213,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Fund Receives	Fund Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	81,145	Return on PEN 263,569,000 Government of Peru, 7.60%, 8/12/39 (pays upon termination)	SOFR + 0.70% on Notional Amount (pays upon termination)	10/8/25	$ (55,885)
Bank of America, N.A.	USD	56,269	Return on PEN 191,214,000 Government of Peru, 5.40%, 8/12/34 (pays upon termination)	SOFR + 0.70% on Notional Amount (pays upon termination)	10/15/25	(60,986)
Bank of America, N.A.	USD	17,241	Return on PEN 63,097,000 Government of Peru, 6.90%, 8/12/37 (pays upon termination)	SOFR + 0.70% on Notional Amount (pays upon termination)	10/15/25	(74,652)
Barclays Bank PLC	USD	18,656	Return on PEN 75,537,000 Government of Peru, 5.35%, 8/12/40 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	10/17/25	88,485
						$(103,038)
Cross-Currency Swaps (OTC)
Counterparty	Fund Receives	Fund Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	3-month PLN WIBOR + 0.63% on PLN 269,371,379 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount*	6/11/26/ 6/13/29	$219,863
				$219,863
(1)	Effective date represents the date on which the Fund and counterparty exchange the currencies and begin interest payment accrual.
*	The Fund pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
GDP	– Gross Domestic Product
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
WIBOR	– Warsaw Interbank Offered Rate

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
ARS	– Argentine Peso
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
CLP	– Chilean Peso
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GHS	– Ghanaian Cedi
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
KZT	– Kazakhstani Tenge

LKR	– Sri Lankan Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RSD	– Serbian Dinar
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Statement of Assets and Liabilities

July 31, 2025
Assets
Unaffiliated investments, at value (identified cost $3,269,955,848)	$3,323,883,301
Affiliated investments, at value (identified cost $223,375,954)	223,375,954
Cash	8,900,140
Deposits for derivatives collateral:
Futures contracts	16,155,436
Centrally cleared derivatives	70,025,639
OTC derivatives	2,770,000
Foreign currency, at value (identified cost $28,224,581)	27,957,623
Interest receivable	84,790,332
Dividends receivable from affiliated investments	379,448
Receivable for investments sold	9,050,133
Receivable for premiums on written options	263,520
Receivable for Fund shares sold	4,086,352
Receivable for variation margin on open centrally cleared derivatives	4,268,359
Receivable for open forward foreign currency exchange contracts	13,595,289
Receivable for open forward volatility agreements	24,161
Receivable for open swap contracts	1,778,900
Upfront payments on open OTC swap contracts	705,069
Receivable for closed swap contracts	274,913
Receivable for open non-deliverable bond forward contracts	1,399,022
Directors' deferred compensation plan	32,051
Total assets	$3,793,715,642
Liabilities
Cash collateral due to brokers	$2,770,000
Payable for reverse repurchase agreements, including accrued interest of $285,796	95,753,733
Written options outstanding, at value (premiums received $5,588,193)	5,513,753
Payable for investments purchased	21,893,007
Payable for when-issued securities	18,361,333
Payable for closed written options	503,081
Payable for Fund shares redeemed	1,828,874
Payable for variation margin on open futures contracts	273,505
Payable for open forward foreign currency exchange contracts	14,111,400
Payable for open forward volatility agreements	27,979
Payable for open swap contracts	403,021
Payable for closed swap contracts	470,395
Upfront receipts on open OTC swap contracts	2,115,672
Payable to affiliates:
Investment adviser and administration fee	1,747,264
Distribution and service fees	30,803
Sub-transfer agency fee	2,973
Directors' deferred compensation plan	32,051
Accrued foreign capital gains taxes	9,267
Accrued expenses	1,619,839
Total liabilities	$167,467,950
Net Assets	$3,626,247,692
Sources of Net Assets
Common shares, $0.001 par value, 1,000,000,000 shares authorized (see Note 7), 442,852,533 shares issued and outstanding	$442,853
Additional paid-in capital	3,535,618,677
Distributable earnings	90,186,162
Net Assets	$3,626,247,692

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Statement of Assets and Liabilities — continued

July 31, 2025
Class A Shares
Net Assets	$150,382,931
Shares Outstanding	18,406,131
Net Asset Value and Redemption Price Per Share (net assets ÷ shares outstanding)	$8.17
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.44
Class I Shares
Net Assets	$2,855,884,497
Shares Outstanding	348,612,283
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares outstanding)	$8.19
Class R6 Shares
Net Assets	$619,980,264
Shares Outstanding	75,834,119
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares outstanding)	$8.18
On sales of $100,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Statement of Operations

Year Ended
July 31, 2025
Investment Income
Dividend income from affiliated investments	$6,403,313
Interest income (net of foreign taxes withheld of $7,308,651)	300,223,497
Other income	1,939,284
Total investment income	$308,566,094
Expenses
Investment adviser and administration fee	$17,562,801
Distribution and service fees:
Class A	288,471
Directors’ fees and expenses	108,652
Custodian fee	1,849,103
Transfer and dividend disbursing agent fees	2,097,116
Legal and accounting services	333,345
Printing and postage	184,902
Registration fees	320,647
Interest expense and fees	652,605
Miscellaneous	180,752
Total expenses	$23,578,394
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$208,187
Total expense reductions	$208,187
Net expenses	$23,370,207
Net investment income	$285,195,887
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $238,805)	$14,168,142
Written options	224,958
Futures contracts	2,047,053
Swap contracts	22,813,819
Foreign currency transactions	2,594,186
Forward foreign currency exchange contracts	(15,195,562)
Non-deliverable bond forward contracts	(925,478)
Net realized gain	$25,727,118
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $71,208)	$60,671,899
Written options	74,440
Forward volatility agreements	(3,818)
Futures contracts	8,429,037
Swap contracts	(8,008,750)
Foreign currency	2,059,892
Forward foreign currency exchange contracts	(3,232,554)
Non-deliverable bond forward contracts	1,399,022
Net change in unrealized appreciation (depreciation)	$61,389,168
Net realized and unrealized gain	$87,116,286
Net increase in net assets from operations	$372,312,173

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Statements of Changes in Net Assets

	Year Ended July 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$285,195,887	$152,400,943
Net realized gain	25,727,118	15,442,418
Net change in unrealized appreciation (depreciation)	61,389,168	55,399,221
Net increase in net assets from operations	$372,312,173	$223,242,582
Distributions to shareholders:
Class A	$(9,630,788)	$(4,085,878)
Class I	(200,031,931)	(81,149,266)
Class R6	(37,609,226)	(13,031,032)
Total distributions to shareholders	$(247,271,945)	$(98,266,176)
Tax return of capital to shareholders:
Class A	$—	$(2,578,602)
Class I	—	(54,658,176)
Class R6	—	(8,771,989)
Total tax return of capital to shareholders	$—	$(66,008,767)
Transactions in common shares:
Class A	$57,208,363	$18,004,939
Class I	826,300,022	679,759,551
Class R6	259,771,240	130,972,242
Net increase in net assets from Fund share transactions	$1,143,279,625	$828,736,732
Net increase in net assets	$1,268,319,853	$887,704,371
Net Assets
At beginning of year	$2,357,927,839	$1,470,223,468
At end of year	$3,626,247,692	$2,357,927,839

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Financial Highlights

	Class A
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$7.80	$7.57	$7.06	$8.85	$8.66
Income (Loss) From Operations
Net investment income(1)	$0.77	$0.61	$0.61	$0.54	$0.54
Net realized and unrealized gain (loss)	0.25	0.27	0.56	(1.68)	0.30
Total income (loss) from operations	$1.02	$0.88	$1.17	$(1.14)	$0.84
Less Distributions
From net investment income	$(0.65)	$(0.41)	$(0.47)	$(0.48)	$(0.55)
From net realized gain	—	—	—	(0.04)	(0.01)
Tax return of capital	—	(0.24)	(0.19)	(0.13)	(0.09)
Total distributions	$(0.65)	$(0.65)	$(0.66)	$(0.65)	$(0.65)
Net asset value — End of year	$8.17	$7.80	$7.57	$7.06	$8.85
Total Return(2)	13.51%	12.42%	17.25%	(13.54)%	9.90%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$150,383	$88,269	$67,670	$49,974	$55,838
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.07%(4)	1.16%(4)	1.12%	1.10%	1.11%
Net expenses	1.06%(4)(5)	1.15%(4)(5)	1.11%(5)	1.10%(5)	1.11%
Net investment income	9.59%	8.02%	8.29%	6.63%	6.03%
Portfolio Turnover	106%	173%	104%	84%	87%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.02% and 0.09% of average daily net assets for the years ended July 31, 2025 and 2024, respectively.
(5)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended July 31, 2025, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Financial Highlights — continued

	Class I
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$7.82	$7.59	$7.08	$8.87	$8.69
Income (Loss) From Operations
Net investment income(1)	$0.79	$0.64	$0.63	$0.56	$0.57
Net realized and unrealized gain (loss)	0.26	0.27	0.56	(1.67)	0.29
Total income (loss) from operations	$1.05	$0.91	$1.19	$(1.11)	$0.86
Less Distributions
From net investment income	$(0.68)	$(0.43)	$(0.48)	$(0.50)	$(0.57)
From net realized gain	—	—	—	(0.04)	(0.01)
Tax return of capital	—	(0.25)	(0.20)	(0.14)	(0.10)
Total distributions	$(0.68)	$(0.68)	$(0.68)	$(0.68)	$(0.68)
Net asset value — End of year	$8.19	$7.82	$7.59	$7.08	$8.87
Total Return(2)	13.78%	12.70%	17.52%	(13.27)%	10.05%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,855,884	$1,929,763	$1,201,270	$690,681	$828,507
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.82%(4)	0.92%(4)	0.87%	0.85%	0.86%
Net expenses	0.81%(4)(5)	0.91%(4)(5)	0.86%(5)	0.85%(5)	0.86%
Net investment income	9.90%	8.31%	8.54%	6.84%	6.27%
Portfolio Turnover	106%	173%	104%	84%	87%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.02% and 0.09% of average daily net assets for the years ended July 31, 2025 and 2024, respectively.
(5)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended July 31, 2025, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Financial Highlights — continued

	Class R6
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$7.81	$7.57	$7.06	$8.84	$8.66
Income (Loss) From Operations
Net investment income(1)	$0.79	$0.64	$0.64	$0.57	$0.57
Net realized and unrealized gain (loss)	0.26	0.28	0.55	(1.67)	0.29
Total income (loss) from operations	$1.05	$0.92	$1.19	$(1.10)	$0.86
Less Distributions
From net investment income	$(0.68)	$(0.43)	$(0.48)	$(0.50)	$(0.57)
From net realized gain	—	—	—	(0.04)	(0.01)
Tax return of capital	—	(0.25)	(0.20)	(0.14)	(0.10)
Total distributions	$(0.68)	$(0.68)	$(0.68)	$(0.68)	$(0.68)
Net asset value — End of year	$8.18	$7.81	$7.57	$7.06	$8.84
Total Return(2)	13.85%	12.76%	17.60%	(13.28)%	10.23%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$619,980	$339,896	$201,284	$199,679	$281,359
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.74%(4)	0.83%(4)	0.79%	0.78%	0.81%
Net expenses	0.73%(4)(5)	0.82%(4)(5)	0.78%(5)	0.78%(5)	0.81%
Net investment income	9.91%	8.40%	8.69%	6.91%	6.34%
Portfolio Turnover	106%	173%	104%	84%	87%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.02% and 0.09% of average daily net assets for the years ended July 31, 2025 and 2024, respectively.
(5)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended July 31, 2025, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Emerging Markets Debt Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Series Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration. Swaps and options on swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Directors have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Notes to Financial Statements — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of July 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At
July 31, 2025, the Fund had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—The Corporation’s Articles of Incorporation provide that no Director or officer of the Corporation shall be liable, to the fullest extent permitted by Maryland law and the 1940 Act, to the Corporation or to its shareholders for money damages. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Fund and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP)

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Emerging Markets Debt Opportunities Fund
July 31, 2025
Notes to Financial Statements — continued

rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Fund may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Written Options—Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
M  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
N  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
O  Credit Default Swaps—When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Notes to Financial Statements — continued

realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 8 and 11. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
P  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
Q  Swaptions—A purchased swaption contract grants the Fund, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Fund purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Fund the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Fund writes a swaption, the premium received by the Fund is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Fund’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
R  Forward Volatility Agreements—Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate is determined at the trade date. At expiration, the amount settled is determined based on the Black Scholes formula, the then current spot exchange rate, interest rates, and the agreed upon implied volatility, and is recorded as a realized gain or loss. Changes in the value of the forward volatility agreement prior to the expiration date are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.
S  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
T  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Fund may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Fund may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.
U  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Notes to Financial Statements — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended July 31, 2025 and July 31, 2024 was as follows:
	Year Ended July 31,
	2025	2024
Ordinary income	$247,271,945	$98,266,176
Tax return of capital	$ —	$66,008,767
During the year ended July 31, 2025, distributable earnings was decreased by $12,997,390 and paid-in capital was increased by $12,997,390 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of July 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$61,741,897
Net unrealized appreciation	28,444,265
Distributable earnings	$90,186,162
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts and reverse repurchase agreements, of the Fund at July 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$3,425,040,685
Gross unrealized appreciation	$238,520,952
Gross unrealized depreciation	(211,657,101)
Net unrealized appreciation	$26,863,851

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Notes to Financial Statements — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1.0 billion	0.625%
$1.0 billion but less than $2.5 billion	0.600%
$2.5 billion but less than $5.0 billion	0.580%
$5.0 billion and over	0.565%
For the year ended July 31, 2025, the investment adviser and administration fee amounted to $17,562,801 or 0.61% of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended July 31, 2025, the investment adviser and administration fee paid was reduced by $208,187 relating to the Fund’s investment in the Liquidity Fund.
Pursuant to an investment sub-advisory agreement effective December 31, 2024, EVM has delegated a portion of the investment management of the Fund to Morgan Stanley Investment Management Limited ("MSIM Ltd."), a wholly-owned subsidiary of Morgan Stanley. EVM pays MSIM Ltd. a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended July 31, 2025, EVM earned $7,202 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $3,335 as its portion of the sales charge on sales of Class A shares for the year ended July 31, 2025. EVD also received distribution and service fees from Class A shares (see Note 4) and contingent deferred sales charges (see Note 5).
Directors and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Directors of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Directors Deferred Compensation Plan. Certain officers and Directors of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2025 amounted to $288,471 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Class A shares may be subject to a 0.75% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2025, the Fund was informed that EVD received $294 of CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including principal repayments on loans, aggregated $3,876,386,617 and $2,563,356,757, respectively, for the year ended July 31, 2025.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Notes to Financial Statements — continued

7  Common Shares
The Corporation's Articles of Incorporation permit the Directors to issue one billion full and fractional common shares of the Fund ($0.001 par value per share). The Corporation’s authorized shares are subdivided into 300 million shares for each of Class A, Class I and Class R6 and 100 million shares for Class C, which has not commenced operations. Transactions in Fund shares were as follows:
	Year Ended July 31, 2025		Year Ended July 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	12,114,044	$ 97,216,017	7,101,487	$ 54,314,268
Issued to shareholders electing to receive payments of distributions in Fund shares	1,199,885	9,589,749	875,414	6,660,004
Redemptions	(6,219,882)	(49,597,403)	(5,606,314)	(42,969,333)
Net increase	7,094,047	$ 57,208,363	2,370,587	$ 18,004,939
Class I
Sales	215,086,364	$1,730,363,723	149,440,459	$1,145,541,919
Issued to shareholders electing to receive payments of distributions in Fund shares	24,169,246	193,626,916	17,380,650	132,791,421
Redemptions	(137,263,966)	(1,097,690,617)	(78,474,795)	(598,573,789)
Net increase	101,991,644	$ 826,300,022	88,346,314	$ 679,759,551
Class R6
Sales	31,786,272	$ 255,435,512	15,097,659	$ 116,959,200
Issued to shareholders electing to receive payments of distributions in Fund shares	4,678,670	37,422,366	2,849,173	21,707,691
Redemptions	(4,173,268)	(33,086,638)	(1,001,766)	(7,694,649)
Net increase	32,291,674	$ 259,771,240	16,945,066	$ 130,972,242
At July 31, 2025, Eaton Vance Strategic Income Fund and donor advised funds (established and maintained by a public charity) managed by EVM owned in the aggregate 14.3% of the value of the outstanding shares of the Fund.
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts, forward volatility agreements and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2025 is included in the Portfolio of Investments. At July 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swaps to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts, currency options, forward volatility agreements and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Fund utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Notes to Financial Statements — continued

The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At July 31, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $20,997,071. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $13,211,394 at July 31, 2025.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at July 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 12) at July 31, 2025.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2025 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$ —	$1,585,697	$ —	$1,585,697
Distributable earnings*	3,117,925	23,230,934	7,746,214	34,095,073
Receivable for open forward foreign currency exchange contracts	—	13,595,289	—	13,595,289
Receivable for open forward volatility agreements	—	24,161	—	24,161
Receivable/Payable for open swap contracts; Upfront payments/receipts on open OTC swap contracts	1,000,867	—	308,348	1,309,215
Receivable for open non-deliverable bond forward contracts	—	—	1,399,022	1,399,022
Total Asset Derivatives	$4,118,792	$38,436,081	$9,453,584	$52,008,457
Derivatives not subject to master netting or similar agreements	$3,117,925	$23,230,934	$7,746,214	$34,095,073
Total Asset Derivatives subject to master netting or similar agreements	$1,000,867	$15,205,147	$1,707,370	$17,913,384
Written options outstanding, at value	$ —	$(5,513,753)	$ —	$(5,513,753)
Distributable earnings*	(342,760)	(14,889,980)	(8,056,990)	(23,289,730)
Payable for open forward foreign currency exchange contracts	—	(14,111,400)	—	(14,111,400)
Payable for open forward volatility agreements	—	(27,979)	—	(27,979)
Payable/Receivable for open swap contracts; Upfront payments/receipts on open OTC swap contracts	(1,152,416)	—	(191,523)	(1,343,939)
Total Liability Derivatives	$(1,495,176)	$(34,543,112)	$(8,248,513)	$(44,286,801)
Derivatives not subject to master netting or similar agreements	$(342,760)	$(14,889,980)	$(8,056,990)	$(23,289,730)
Total Liability Derivatives subject to master netting or similar agreements	$(1,152,416)	$(19,653,132)	$(191,523)	$(20,997,071)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Fund's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of July 31, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$702,483	$(403,251)	$(293,715)	$ —	$5,517
Barclays Bank PLC	1,433,586	(844,381)	—	—	589,205
BNP Paribas	322,493	—	(113,708)	—	208,785
Citibank, N.A.	3,081,371	(251,646)	—	(2,770,000)	59,725
Deutsche Bank AG	1,870,026	(517,836)	(758,779)	—	593,411
Goldman Sachs International	3,271,027	(3,271,027)	—	—	—
HSBC Bank USA, N.A.	116,681	(116,681)	—	—	—
ICBC Standard Bank plc	197,870	(197,870)	—	—	—

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Notes to Financial Statements — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
JPMorgan Chase Bank, N.A.	$1,379,913	$(1,379,913)	$ —	$ —	$ —
Standard Chartered Bank	4,464,649	(4,464,649)	—	—	—
State Street Bank and Trust Company	43,044	—	—	—	43,044
UBS AG	1,030,241	(1,030,241)	—	—	—
	$17,913,384	$(12,477,495)	$(1,166,202)	$(2,770,000)	$1,499,687

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$(403,251)	$403,251	$ —	$ —	$ —
Barclays Bank PLC	(844,381)	844,381	—	—	—
Citibank, N.A.	(251,646)	251,646	—	—	—
Deutsche Bank AG	(517,836)	517,836	—	—	—
Goldman Sachs International	(6,366,277)	3,271,027	3,089,617	—	(5,633)
HSBC Bank USA, N.A.	(157,601)	116,681	—	—	(40,920)
ICBC Standard Bank plc	(777,384)	197,870	579,514	—	—
JPMorgan Chase Bank, N.A.	(1,905,195)	1,379,913	525,282	—	—
Standard Chartered Bank	(7,759,839)	4,464,649	3,295,190	—	—
UBS AG	(2,013,661)	1,030,241	983,420	—	—
	$(20,997,071)	$12,477,495	$8,473,023	$ —	$(46,553)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
Information with respect to reverse repurchase agreements at July 31, 2025 is included at Note 10.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended July 31, 2025 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions(1)	$ —	$(852,489)	$(829,531)	$(1,682,020)
Written options	—	224,958	—	224,958
Futures contracts	—	—	2,047,053	2,047,053
Swap contracts	3,872,745	—	18,941,074	22,813,819
Forward foreign currency exchange contracts	—	(15,195,562)	—	(15,195,562)
Non-deliverable bond forward contracts	—	—	(925,478)	(925,478)
Total	$3,872,745	$(15,823,093)	$19,233,118	$7,282,770
Change in unrealized appreciation (depreciation):
Investments(1)	$ —	$(571,648)	$ —	$(571,648)
Written options	—	74,440	—	74,440
Forward volatility agreements	—	(3,818)	—	(3,818)
Futures contracts	—	—	8,429,037	8,429,037
Swap contracts	(2,399,798)	—	(5,608,952)	(8,008,750)
Forward foreign currency exchange contracts	—	(3,232,554)	—	(3,232,554)
Non-deliverable bond forward contracts	—	—	1,399,022	1,399,022
Total	$(2,399,798)	$(3,733,580)	$4,219,107	$(1,914,271)
(1)	Relates to purchased options and swaptions.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended July 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Forward Volatility Agreements	Non-Deliverable Bond Forward Contracts
$45,000	$988,796,000	$2,421,673,000	$70,746,000	$35,088,000
Purchased Swaptions	Swap Contracts
$98,335,000	$2,011,780,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the year ended July 31, 2025, which are indicative of the volume of these derivative types, were approximately $106,500,000 and $6,345,000, respectively.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Notes to Financial Statements — continued

9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended July 31, 2025.
10  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of July 31, 2025 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)		Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	6/20/25	On Demand(1)	4.65%	USD	13,368,750	$13,436,095
Barclays Bank PLC	7/9/25	On Demand(1)	4.65	USD	8,950,000	8,975,433
Barclays Bank PLC	7/9/25	On Demand(1)	4.75	USD	8,961,825	8,987,839
Barclays Bank PLC	7/9/25	On Demand(1)	4.75	EUR	8,562,500	9,799,885
Barclays Bank PLC	7/14/25	On Demand(1)	4.80	USD	15,476,559	15,511,639
Barclays Bank PLC	7/21/25	On Demand(1)	4.90	USD	25,952,500	25,987,824
Citibank, N.A.	6/20/25	On Demand(1)	4.85	USD	12,986,783	13,055,018
Total						$95,753,733
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At July 31, 2025, the type of securities pledged as collateral for all open reverse repurchase agreements was Sovereign Government Bonds.
For the year ended July 31, 2025, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $7,282,000 and 4.86%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2025. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 12) at July 31, 2025.
Reverse repurchase agreements entered into by the Fund are subject to Master Repurchase Agreements (MRA), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.
The following table presents the Fund’s reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Fund as of July 31, 2025.
Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount(b)
Barclays Bank PLC	$(82,698,715)	$ —	$82,698,715	$ —	$ —
Citibank, N.A.	(13,055,018)	—	13,055,018	—	—
	$(95,753,733)	$ —	$95,753,733	$ —	$ —
*	Including accrued interest.
(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Notes to Financial Statements — continued

11  Affiliated Investments
At July 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $223,375,954, which represents 6.2% of the Fund's net assets. Transactions in such investments by the Fund for the year ended July 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$86,614,587	$2,465,000,443	$(2,328,239,076)	$ —	$ —	$223,375,954	$6,403,313	223,375,954
12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2025, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Convertible Bonds	$ —	$ 13,633,727	$ —	$ 13,633,727
Foreign Corporate Bonds	—	1,068,172,049	0	1,068,172,049
Loan Participation Notes	—	—	7,799,223	7,799,223
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	95,294,639	—	95,294,639
Sovereign Government Bonds	—	1,929,560,807	—	1,929,560,807
Sovereign Loans	—	84,445,400	—	84,445,400
Short-Term Investments:
Affiliated Fund	223,375,954	—	—	223,375,954
Sovereign Government Securities	—	95,749,650	—	95,749,650
U.S. Treasury Obligations	—	27,642,109	—	27,642,109
Purchased Currency Options	—	1,585,697	—	1,585,697
Total Investments	$223,375,954	$3,316,084,078	$7,799,223	$3,547,259,255
Forward Foreign Currency Exchange Contracts	$ —	$ 36,826,223	$ —	$ 36,826,223
Forward Volatility Agreements	—	24,161	—	24,161
Non-Deliverable Bond Forward Contracts	—	1,399,022	—	1,399,022
Futures Contracts	1,668,907	—	—	1,668,907
Swap Contracts	—	10,504,447	—	10,504,447
Total	$225,044,861	$3,364,837,931	$7,799,223	$3,597,682,015

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Notes to Financial Statements — continued

Liability Description	Level 1	Level 2	Level 3	Total
Written Currency Options	$ —	$ (5,513,753)	$ —	$ (5,513,753)
Forward Foreign Currency Exchange Contracts	—	(29,001,380)	—	(29,001,380)
Forward Volatility Agreements	—	(27,979)	—	(27,979)
Futures Contracts	(5,814,968)	—	—	(5,814,968)
Swap Contracts	—	(3,928,721)	—	(3,928,721)
Total	$ (5,814,968)	$ (38,471,833)	$ —	$ (44,286,801)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended July 31, 2025 is not presented.
13  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Report of Independent Registered Public Accounting Firm

To the Directors of Eaton Vance Series Fund, Inc. and Shareholders of Eaton Vance Emerging Markets Debt Opportunities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Emerging Markets Debt Opportunities Fund (the "Fund") (one of the funds constituting Eaton Vance Series Fund, Inc.), including the portfolio of investments, as of July 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of July 31, 2025, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 19, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of the foreign tax credit and 163(j) interest dividends.
Foreign Tax Credit. For the fiscal year ended July 31, 2025, the Fund paid foreign taxes of $7,547,456 and recognized foreign source income of $261,924,035.
163(j) Interest Dividends. For the fiscal year ended July 31, 2025, the Fund designates 78.08% of distributions from net investment income as a 163(j) interest dividend.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Board of Directors’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Board of Directors’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Board of Directors’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Emerging Markets Debt Opportunities Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund, including recent changes to such personnel. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in investing in securities, derivatives and other instruments to establish long and short investment exposures to emerging markets, and investing in derivatives to establish short investment exposure to the euro. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2025
Board of Directors’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

EADOX-NCSR    7.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Corporation’s Board of Directors since the Corporation last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Fund, Inc.

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	September 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	September 24, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	September 24, 2025